UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07156

Name of Fund: BlackRock MuniYield Florida Insured Fund (MFT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniYield Florida Insured Fund, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 04/30/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS Semi-Annual Report APRIL 30, 2008 | (UNAUDITED)

BlackRock MuniYield Florida Insured Fund (MFT)

BlackRock MuniYield Michigan Insured Fund, Inc. (MIY)

BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI)

BlackRock MuniYield Pennsylvania Insured Fund (MPA)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 SEMI-ANNUAL REPORT

APRIL 30, 2008

A Letter to Shareholders

Dear Shareholder

Over the past several months, financial markets have been buffeted by the housing recession, the credit market unraveling and related liquidity freeze and steadily rising commodity prices. Counterbalancing these difficulties were booming export activity, a robust non-financial corporate sector and, notably, aggressive and timely monetary and fiscal policy actions.

Amid the market tumult, the Federal Reserve Board (the “Fed”) intervened with a series of moves to bolster liquidity and ensure financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Of greater magnitude, however, were the Fed’s other policy decisions, which included opening the discount window directly to broker dealers and investment banks and backstopping the unprecedented rescue of Bear Stearns.

The Fed’s response to the financial crisis helped to improve credit conditions and investor mood. After hitting a low point on March 17 (coinciding with the collapse of Bear Stearns), equity markets found a welcome respite in April, when the

S&P 500 Index of U.S. stocks posted positive monthly performance for the first time since October 2007. International markets, which outpaced those of the U.S. for much of 2007, saw a reversal in that trend, as effects of the credit crisis and downward pressures on growth were far-reaching.

In contrast to equity markets, Treasury securities rallied (yields fell as prices correspondingly rose), as a broad “flight-

to–quality” theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.77% by April 30. Treasury issues relinquished some of their gains in April,

however, as investor appetite for risk returned and other high-quality fixed income sectors outperformed.

Problems within the monoline insurance industry and the failure of auctions for auction rate securities plagued the municipal bond market, driving yields higher and prices lower across the curve. However, in conjunction with the more recent shift in sentiment, the sector delivered strong performance in the final month of the reporting period.

Overall, the major benchmark indexes generated results that generally reflected heightened investor risk aversion:

Total Returns as of April 30, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	– 9.64%	– 4.68%

Small cap U.S. equities (Russell 2000 Index)	–12.92	–10.96

International equities (MSCI Europe, Australasia, Far East Index)	– 9.21	– 1.78

Fixed income (Lehman Brothers U.S. Aggregate Index)	+ 4.08	+ 6.87

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	+ 1.47	+ 2.79

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	– 0.73	– 0.80

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets,

and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of April 30, 2008 (Unaudited) BlackRock MuniYield Florida Insured Fund

Investment Objective

BlackRock MuniYield Florida Insured Fund (MFT) seeks to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term, investment grade municipal obligations the interest on which, in the opinion of bond counsel to the issuers, is exempt from federal income taxes and which enables shares of the Fund to be exempt from
Florida intangible personal property taxes.

Performance

For the six months ended April 30, 2008, the Fund returned –0.79% based on market price, with dividends reinvested. The
Fund’s return based on net asset value (“NAV”) was –1.26%, with dividends reinvested. For the same period, the closed-end Lip-
per Florida Municipal Debt Funds category posted an average return of –1.18% on a NAV basis. Problems within the monoline insurance industry had a negative impact on the entire insured municipal market, detracting from Fund performance for the period. Exposure to uninsured hospital and single-family housing bonds also hindered results. Conversely, the Fund’s overweight in pre-refunded bonds benefited performance, as the yield curve steepened and shorter-maturity issues outperformed.

Fund Information

Symbol on New York Stock Exchange	MFT
Initital Offering Date	October 30, 1992
Yield on Closing Market Price as of April 30, 2008 ($12.32)*	5.21%
Tax Equivalent Yield**	8.02%
Current Monthly Distribution per Common Share***	$0.0535
Current Annualized Distribution per Common Share***	$0.642
Leverage as of April 30, 2008****	42%

* Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
** Tax equivalent yield assumes the maximum federal tax rate of 35%.
*** The distribution is not constant and is subject to change.
**** As a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to Auction Market Preferred
Shares (“Preferred Stock”) and Tender Option Bond Trusts (“TOBs”) that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$12.32	$12.74	(3.30%)	$13.08	$11.74
Net Asset Value	$13.84	$14.38	(3.76%)	$14.67	$13.06

The following charts show the portfolio composition and credit quality allocations of the Fund’s long-term investments:

Portfolio Composition

	4/30/08	10/31/07

Lease Revenue	18%	18%
Transportation	17	18
Water & Sewer	14	13
Hospital	14	13
City, County & State	11	9
Education	10	11
Housing	6	6
Power	5	5
Tax Revenue	4	6
Industrial & Pollution Control	1	1

Credit Quality Allocations*

Credit Rating	4/30/08	10/31/07

AAA/Aaa	75%	91%
AA/Aa	6	2
A/A	15	5
BBB/Baa	4	2

* Using the higher of Standard & Poor’s or Moody’s Investor
Service ratings.

4 SEMI-ANNUAL REPORT APRIL 30, 2008

Fund Summary as of April 30, 2008 (Unaudited) BlackRock MuniYield Michigan Insured Fund, Inc.

Investment Objective

BlackRock MuniYield Michigan Insured Fund, Inc. (MIY) seeks to provide shareholders with as high a level of current income exempt from federal income tax and Michigan income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term municipal obligations the interest on which, in the opinion of bond counsel to the issuers, is exempt from federal income tax and Michigan income taxes.

Performance

For the six months ended April 30, 2008, the Fund returned +2.50% based on market price, with dividends reinvested. The Fund’s return based on NAV was +0.27%, with dividends reinvested. For the same period, the closed-end Lipper Michigan Municipal
Debt Funds category posted an average return of –1.11% on a NAV basis. During the period, the Fund maintained an overweight position in uninsured issues, which underperformed amid continued widening in credit spreads. However, the incremental income generated by these holdings continued to enhance the Fund’s above-average dividend yield, which had an overall positive impact on performance for the period.

Fund Information

Symbol on New York Stock Exchange	MIY
Initital Offering Date	October 30, 1992
Yield on Closing Market Price as of April 30, 2008 ($13.38)*	5.29%
Tax Equivalent Yield**	8.14%
Current Monthly Distribution per share of Common Stock***	$0.059
Current Annualized Distribution per share of Common Stock***	$0.708
Leverage as of April 30, 2008****	41%

* Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
** Tax equivalent yield assumes the maximum federal tax rate of 35%.
*** A change in the distribution rate was declared on June 2, 2008. The Monthly Distribution per Common Stock was decreased to $0.054.
The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate.
The new distribution rate is not constant and is subject to further change in the future.
**** As a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to Preferred Stock and TOBs that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$13.38	$13.40	(0.15%)	$14.15	$12.53
Net Asset Value	$14.68	$15.03	(2.33%)	$15.45	$13.99

The following charts show the portfolio composition and credit quality allocations of the Fund’s long-term investments:

Portfolio Composition

	4/30/08	10/31/07

City, County & State	19%	19%
Industrial & Pollution Control	14	13
Education	14	10
Transportation	13	12
Hospital	12	22
Water & Sewer	12	8
Lease Revenue	8	4
Resource Recovery	3	7
Housing	2	2
Tax Revenue	2	2
Power	1	1

Credit Quality Allocations*

Credit Rating	4/30/08	10/31/07

AAA/Aaa	68%	86%
AA/Aa	15	3
A/A	11	9
BBB/Baa	5	2
Not Rated	1	—

* Using the higher of Standard & Poor’s or Moody’s Investor Service ratings.

SEMI-ANNUAL REPORT APRIL 30, 2008 5

Fund Summary as of April 30, 2008 (Unaudited) BlackRock MuniYield New Jersey Insured Fund, Inc.

Investment Objective

BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI) seeks to provide shareholders with as high a level of current income exempt from federal income tax and New Jersey personal income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term municipal obligations the interest on which, in the opinion of bond counsel to the issuers, is exempt from federal income tax and New Jersey personal income taxes.

Performance

For the six months ended April 30, 2008, the Fund returned –0.76% based on market price, with dividends reinvested. The Fund’s return based on NAV was –0.61%, with dividends reinvested. For the same period, the closed-end Lipper New Jersey Municipal
Debt Funds category posted an average return of –1.91% on a NAV basis. The Fund’s relatively neutral duration position during a period of rising interest rates in the municipal market benefited performance versus the Lipper peer group. Additionally, the
Fund’s overall high credit quality profile enhanced performance, as credit spreads remained wide during the period.

Fund Information

Symbol on New York Stock Exchange	MJI
Initital Offering Date	October 30, 1992
Yield on Closing Market Price as of April 30, 2008 ($13.26)*	4.89%
Tax Equivalent Yield**	7.52%
Current Monthly Distribution per share of Common Stock***	$0.054
Current Annualized Distribution per share of Common Stock***	$0.648
Leverage as of April 30, 2008****	37%

* Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
** Tax equivalent yield assumes the maximum federal tax rate of 35%.
*** The distribution is not constant and is subject to change.
**** As a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to Preferred Stock and TOBs that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$13.26	$13.70	(3.21%)	$14.20	$12.66
Net Asset Value	$14.56	$15.02	(3.06%)	$15.47	$13.64

The following charts show the portfolio composition and credit quality allocations of the Fund’s long-term investments:

Portfolio Composition

	4/30/08	10/31/07

City, County & State	19%	18%
Education	18	18
Transportation	17	19
Hospital	11	6
Lease Revenue	10	10
Water & Sewer	10	9
Industrial & Pollution Control	8	8
Housing	3	5
Tax Revenue	2	5
Tobacco	1	1
Power	1	1

Credit Quality Allocations*

Credit Rating	4/30/08	10/31/07

AAA/Aaa	74%	87%
AA/Aa	6	2
A/A	9	6
BBB/Baa	8	4
BB/Baa	1	1
Not Rated	2	—

* Using the higher of Standard & Poor’s or Moody’s Investors
Service ratings.

6 SEMI-ANNUAL REPORT APRIL 30, 2008

Fund Summary as of April 30, 2008 (Unaudited) BlackRock MuniYield Pennsylvania Insured Fund

Investment Objective

BlackRock MuniYield Pennsylvania Insured Fund (MPA) seeks to provide shareholders with as high a level of current income exempt from federal and Pennsylvania income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term municipal obligations the interest on which, in the opinion of bond counsel to the issuers, is exempt from federal and Pennsylvania income taxes.

Performance

For the six months ended April 30, 2008, the Fund returned +0.18% based on market price, with dividends reinvested. The Fund’s return based on NAV was –2.12%, with dividends reinvested. For the same period, the closed-end Lipper Pennsylvania Municipal
Debt Funds category posted an average return of –2.28% on a NAV basis. The comparative performance was hindered by the
Fund’s relatively longer duration, as management anticipated lower yields amid economic weakness and did not anticipate the liquidity problems caused by the subprime mortgage crisis early in 2008. In contrast, a relatively higher yield and an overweight in higher-quality issues benefited Fund performance.

Fund Information

Symbol on New York Stock Exchange	MPA
Initital Offering Date	October 30, 1992
Yield on Closing Market Price as of April 30, 2008 ($13.36)*	5.03%
Tax Equivalent Yield**	7.74%
Current Monthly Distribution per Common Share***	$0.056
Current Annualized Distribution per Common Share***	$0.672
Leverage as of April 30, 2008****	40%

* Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
** Tax equivalent yield assumes the maximum federal tax rate of 35%.
*** A change in the distribution rate was declared on June 2, 2008. The Monthly Distribution per Common Stock was decreased to $0.053.
The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate.
The new distribution rate is not constant and is subject to further change in the future.
**** As a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to Preferred Shares and TOBs that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$13.36	$13.67	(2.27%)	$14.28	$12.73
Net Asset Value	$14.79	$15.49	(4.52%)	$15.96	$13.93

The following charts show the portfolio composition and credit quality allocations of the Fund’s long-term investments:

Portfolio Composition

	4/30/08	10/31/07

City, County & State	30%	24%
Education	16	20
Transportation	14	14
Water & Sewer	11	10
Lease Revenue	10	6
Housing	6	7
Power	4	6
Hospital	4	7
Industrial & Pollution Control	3	5
Sales Tax	2	1

Credit Quality Allocations*

Credit Rating	4/30/08	10/31/07

AAA/Aaa	65%	84%
AA/Aa	14	5
A/A	15	3
BBB/Baa	6	8

* Using the higher of Standard & Poor’s or Moody’s Investors
Service ratings.

SEMI-ANNUAL REPORT APRIL 30, 2008 7

The Benefits and Risks of Leveraging

BlackRock MuniYield Florida Insured Fund, BlackRock MuniYield
Michigan Insured Fund, Inc., BlackRock MuniYield New Jersey Insured
Fund, Inc., and BlackRock MuniYield Pennsylvania Insured Fund (each a
“Fund” and, collectively, the “Funds”) utilize leverage to seek to enhance the yield and NAV of their Common Shares or Common Stock. However, these objectives cannot be achieved in all interest rate environments.

To leverage, the Funds issue Preferred Shares or Stock, which pay divi-
dends at prevailing short-term interest rates, and invest the proceeds in long-term municipal bonds. The interest earned on these investments is paid to Common Shareholders or Common Stock Shareholders in the
form of dividends, and the value of these portfolio holdings is reflected in the per share net asset value of each Fund’s Common Shares or
Stock. However, in order to benefit Common Shareholders or Common
Stock shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. At the same time, a period of generally declining interest rates will benefit
Common Shareholders or Common Stock shareholders. If either of these conditions change, then the risks of leveraging will begin to outweigh the benefits.

To illustrate these concepts, assume a fund’s Common Shares or Stock capitalization of $100 million and the issuance of Preferred Shares or
Stock for an additional $50 million, creating a total value of $150 mil-
lion available for investment in long-term municipal bonds. If prevailing short-term interest rates are approximately 3% and long-term interest rates are approximately 6%, the yield curve has a strongly positive slope. The fund pays dividends on the $50 million of Preferred Shares or
Stock based on the lower short-term interest rates. At the same time, the fund’s total portfolio of $150 million earns the income based on long-
term interest rates.

In this case, the dividends paid to Preferred Shareholders or Preferred
Stock shareholders are significantly lower than the income earned on the fund’s long-term investments, and therefore the Common
Shareholders or Common Stock shareholders are the beneficiaries of the incremental yield. However, if short-term interest rates rise, nar-
rowing the differential between short-term and long-term interest rates, the incremental yield pickup on the Common Shares or Stock will be reduced or eliminated completely. At the same time, the market value of the fund’s Common Shares or Stock (that is, its price as listed on the
New York Stock Exchange) may, as a result, decline. Furthermore, if long-
term interest rates rise, the Common Shares’ or Stock’s NAV will reflect the full decline in the price of the portfolio’s investments, since the value of the fund’s Preferred Shares or Stock does not fluctuate. In addition to the decline in NAV, the market value of the fund’s Common Shares or
Stock may also decline.

In addition, the Funds may from time to time leverage their assets through the use of tender option bond (“TOB”) programs. In a typical
TOB program, the Fund transfers one or more municipal bonds to a TOB trust which issues short-term variable rate securities to third-party investors and a residual interest to the Fund. The cash received by the
TOB trust from the issuance of the short-term securities (less transaction expenses) is paid to the Fund, which invests the cash in additional port-
folio securities. The distribution rate on the short-term securities is reset periodically (typically every seven days) through a remarketing of the short-term securities. Any income earned on the bonds in the TOB trust, net of expenses incurred by the TOB trust, that is not paid to the holders of the short-term securities is paid to the Fund. In connection with man-
aging the Funds’ assets, the Funds’ investment advisor may at any time retrieve the bonds out of the TOB trust typically within seven days. TOB investments generally will provide the Fund with economic benefits in periods of declining short-term interest rates, but expose the Fund to risks during periods of rising short-term interest rates similar to those associated with Preferred Shares or Stock issued by the Fund, as described above. Additionally, fluctuations in the market value of municipal securities deposited into the TOB trust may adversely affect the Funds’ NAVs per share. (See Note 1 of the Notes to Financial
Statements for details of municipal bonds transferred to TOB trusts.)

Under the Investment Company Act of 1940, the Funds are permitted to issue Preferred Shares or Stock in an amount of up to 50% of their total managed assets at the time of issuance. Each Fund also antici-
pates that its total economic leverage will not exceed 50% of its total managed assets. Economic leverage includes Preferred Shares or Stock and TOBs. As of April 30, 2008, BlackRock MuniYield Florida Insured
Fund, BlackRock MuniYield Michigan Insured Fund, Inc., BlackRock
MuniYield New Jersey Insured Fund, Inc. and BlackRock MuniYield
Pennsylvania Insured Fund, had economic leverage of 42%, 41%,
37% and 40% of managed assets, respectively.

Swap Agreements

The Funds may invest in swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified bond, basket of bonds, or index in return for periodic payments based on a fixed or variable inter-
est rate or the change in market value of a different bond, basket of bonds or index. Swap agreements may be used to obtain exposure to a bond or market without owning or taking physical custody of securities.
Swap agreements involve the risk that the party with whom each Fund has entered into a swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligation to pay the other party to the agreement.

8 SEMI-ANNUAL REPORT

APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited) BlackRock MuniYield Florida Insured Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Florida — 142.2%

Alachua County, Florida, School Board, COP,
5.25%, 7/01/29 (a)	$ 1,300	$ 1,311,479

Boynton Beach, Florida, Utility System Revenue
Refunding Bonds, 6.25%, 11/01/20 (b)(c)	700	817,915

Brevard County, Florida, Health Facilities Authority,
Healthcare Facilities Revenue Bonds (Health
First Inc. Project), 5%, 4/01/36	2,000	1,863,440

Broward County, Florida, Educational Facilities
Authority Revenue Bonds (Nova Southeastern
University), 5%, 4/01/31 (d)	1,720	1,748,036

Broward County, Florida, HFA, S/F Mortgage
Revenue Refunding Bonds, AMT, Series E,
5.90%, 10/01/39 (e)(f)	1,100	1,115,345

Daytona Beach, Florida, Utility System Revenue
Refunding Bonds, Series B, 5%, 11/15/27 (c)	1,000	1,016,420

Deltona, Florida, Transportation Capital Improvement
Revenue Bonds, 5.125%, 10/01/26 (g)	1,000	1,023,640

Emerald Coast, Florida, Utilities Authority, System
Revenue Bonds, 5.25%, 1/01/36 (c)	1,000	1,024,010

Flagler County, Florida, Capital Improvement Revenue
Bonds, 5%, 10/01/35 (g)	1,000	1,007,350

Florida HFA, Housing Revenue Bonds (Brittany
Rosemont Apartments), AMT, Series C-1,
6.75%, 8/01/14 (a)	975	976,238

Florida Housing Finance Corporation, Homeowner
Mortgage Revenue Bonds, AMT:
Series 1, 6%, 7/01/39	500	506,275
Series 11, 5.95%, 1/01/32 (h)	1,530	1,539,256

Florida Housing Finance Corporation, Homeowner
Mortgage Revenue Refunding Bonds, AMT, Series 4,
6.25%, 7/01/22 (h)	315	329,263

Florida State Board of Education, Capital Outlay, GO,
Public Education, Series B, 5%, 6/01/31 (c)	1,000	1,014,750

Florida State Board of Education, Lottery Revenue
Bonds, Series A, 6%, 7/01/10 (c)(i)	6,190	6,714,107

Florida State Governmental Utility Authority,
Utility Revenue Bonds (Lehigh Utility System),
5.125%, 10/01/33 (a)	1,000	1,010,320

Florida State Turnpike Authority, Turnpike Revenue
Bonds (Department of Transportation), Series B,
5%, 7/01/30	1,860	1,874,508

	Par
Municipal Bonds	(000)	Value

Florida (continued)

Highlands County, Florida, Health Facilities Authority,
Hospital Revenue Bonds (Adventist Health System),
Series C, 5.25%, 11/15/36	$ 1,250	$ 1,219,275

Hillsborough County, Florida, Aviation
Authority Revenue Bonds, AMT, Series A,
5.50%, 10/01/38 (d)	2,510	2,527,696

Hillsborough County, Florida, HFA, S/F
Mortgage Revenue Bonds, AMT, Series 1,
5.375%, 10/01/49 (e)(f)	1,340	1,292,671

Hillsborough County, Florida, IDA, Hospital Revenue
Bonds (H. Lee Moffitt Cancer Center Project),
Series A, 5.25%, 7/01/37	1,750	1,676,868

Hillsborough County, Florida, IDA, PCR, Refunding
(Tampa Electric Company Project), Series B,
5.15%, 9/01/25	500	507,415

Hillsborough County, Florida, School Board, COP (g):
5.375%, 7/01/09 (i)	6,000	6,200,160
5%, 7/01/29	1,000	1,008,080

Jacksonville Electric Authority, Florida, Saint John’s
River Power Park System Revenue Bonds, Issue
Three, Series 2, 5%, 10/01/37	1,300	1,318,486

Jacksonville, Florida, Economic Development
Commission, Health Care Facilities Revenue Bonds
(Mayo Clinic-Jacksonville) (g):
Series A, 5.50%, 11/15/36	1,000	1,035,690
Series B, 5.50%, 11/15/36	750	776,768

Jacksonville, Florida, Economic Development
Commission, IDR (Metropolitan Parking Solutions
Project), AMT, 5.50%, 10/01/30 (j)	1,140	1,023,652

Jacksonville, Florida, Guaranteed Entitlement
Revenue Refunding and Improvement Bonds,
5.25%, 10/01/32 (c)	1,455	1,476,679

Jacksonville, Florida, HFA, Homeowner Mortgage
Revenue Refunding Bonds, AMT, Series A-1,
5.625%, 10/01/39 (e)(f)	1,000	994,890

Jacksonville, Florida, Health Facilities Authority,
Hospital Revenue Bonds (Baptist Medical Center
Project), 5%, 8/15/37 (h)	2,875	2,887,506

Jacksonville, Florida, Port Authority Revenue Bonds,
AMT, 6% 11/01/38 (d)	400	412,376

Jacksonville, Florida, Port Authority, Seaport Revenue
Bonds, AMT, 5.625%, 11/01/26 (g)	1,225	1,235,070

Jacksonville, Florida, Sales Tax Revenue Bonds,
5%, 10/01/27 (g)	1,310	1,339,881

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the
Schedules of Investments, we have abbreviated the
names and descriptions of many of the securities
according to the list on the right.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
CABS	Capital Appreciation Bonds	IDR	Industrial Development Revenue Bonds
COP	Certificates of Participation	M/F	Multi-Family
DRIVERS	Derivative Inverse Tax-Exempt Receipts	PCR	Pollution Control Revenue Bonds
EDA	Economic Development Authority	RIB	Residual Interest Bonds
EDR	Economic Development Revenue Bonds	S/F	Single Family
GO	General Obligation Bonds	SIFMA	Securities and Financial
HDA	Housing Development Authority		Markets Association
HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2008

9

Schedule of Investments (continued) BlackRock MuniYield Florida Insured Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Florida (continued)

Lakeland, Florida, Electric and Water Revenue
Refunding Bonds, Series A, 5%, 10/01/28 (g)	$ 2,000	$ 2,013,020

Lee County, Florida, Airport Revenue Bonds, AMT,
Series A, 6%, 10/01/29 (h)	1,000	1,031,760

Lee County, Florida, Capital Revenue Bonds,
5.25%, 10/01/23 (a)	2,285	2,372,607

Lee County, Florida, HFA, S/F Mortgage Revenue
Bonds (Multi-County Program), AMT, Series A-2,
6%, 9/01/40 (e)(f)	1,800	1,869,498

Lee Memorial Health System, Florida, Hospital
Revenue Bonds, Series A, 5%, 4/01/32 (a)	2,000	2,002,760

Leesburg, Florida, Capital Improvement Revenue
Bonds, 5.25%, 10/01/34 (c)	1,000	1,011,350

Manatee County, Florida, HFA, Homeowner Revenue
Bonds, AMT, Series A, 5.90%, 9/01/40 (e)(f)	1,000	997,710

Martin County, Florida, Utilities System Revenue
Bonds, 5.125%, 10/01/33 (a)	1,000	1,004,650

Miami Beach, Florida, Water and Sewer Revenue
Bonds, 5.75%, 9/01/25 (a)	2,000	2,093,600

Miami-Dade County, Florida, Aviation Revenue Bonds
(Miami International Airport), AMT, Series A,
6%, 10/01/24 (c)	5,000	5,102,500

Miami-Dade County, Florida, Educational Facilities
Authority Revenue Bonds (University of Miami),
Series A, 5.75%, 4/01/10 (a)(i)	2,000	2,144,400

Miami-Dade County, Florida, Expressway Authority,
Toll System Revenue Bonds, Series B (c):
5.25%, 7/01/27	1,000	1,012,530
5%, 7/01/33	3,875	3,836,405

Miami-Dade County, Florida, HFA, Home Ownership
Mortgage Revenue Bonds, AMT, Series A,
5.55%, 10/01/49 (e)(f)	1,200	1,187,280

Miami-Dade County, Florida, IDA, IDR (BAC
Funding Corporation Project), Series A,
5.375%, 10/01/30 (a)	1,655	1,689,126

Miami-Dade County, Florida, School Board, COP,
Series A, 5.50%, 10/01/09 (h)(i)	2,000	2,090,560

Miami-Dade County, Florida, Solid Waste System
Revenue Bonds, 5.25%, 10/01/30 (g)	1,865	1,893,535

Miami-Dade County, Florida, Special Obligation
Revenue Bonds, Sub-Series A (g)(k):
5.186%, 10/01/31	4,375	1,200,150
5.203%, 10/01/33	5,735	1,406,623

Orange County, Florida, Educational Facilities
Authority, Educational Facilities Revenue
Refunding Bonds (Rollins College Project),
5.50%, 12/01/32 (a)	4,765	4,928,868

Orange County, Florida, Health Facilities Authority,
Hospital Revenue Bonds (Orlando Regional
Healthcare), 6%, 12/01/12 (i)	1,835	2,061,641

Orange County, Florida, Sales Tax Revenue Refunding
Bonds, Series A, 5.125%, 1/01/23 (c)	1,000	1,036,010

	Par
Municipal Bonds	(000)	Value

Florida (continued)

Orange County, Florida, School Board, COP, Series A,
5.25%, 8/01/09 (g)(i)	$ 6,500	$ 6,808,815

Orange County, Florida, Tourist Development, Tax
Revenue Refunding Bonds, 5%, 10/01/29 (a)	2,190	2,202,045

Orlando and Orange County, Florida, Expressway
Authority Revenue Bonds, Series B (a):
5%, 7/01/30	4,000	4,021,440
5%, 7/01/35	6,815	6,839,125

Orlando, Florida, Senior Tourist Development Tax
Revenue Bonds (6th Cent Contract Payments),
Series A, 5.25%, 11/01/38 (d)	2,000	2,066,480

Orlando-Orange County Expressway Authority, Florida,
Expressway Revenue Bonds, VRDN, Sub-Series D,
3.34%, 7/01/40 (a)(l)	3,000	3,000,000

Osceola County, Florida, Tourist Development Tax
Revenue Bonds, Series A, 5.50%, 10/01/27 (c)	1,100	1,138,621

Palm Beach County, Florida, Criminal Justice
Facilities Revenue Bonds, 7.20%, 6/01/15 (c)	1,500	1,839,975

Palm Beach County, Florida, School Board, COP,
Refunding, Series D, 5.25%, 8/01/21 (h)	2,000	2,101,540

Palm Beach County, Florida, School Board, COP,
Series A:
6%, 8/01/10 (c)(i)	5,000	5,416,100
5%, 8/01/29 (c)(g)	2,470	2,482,968
5%, 8/01/31 (h)	1,300	1,319,214

Panama City, Florida, Water and Sewer Revenue
Bonds, Series B, 5.25%, 10/01/22 (g)	1,500	1,580,805

Pembroke Pines, Florida, Public Improvement
Revenue Bonds, Series A, 5%, 10/01/34 (a)	1,000	995,600

Polk County, Florida, Utility System Revenue Bonds,
5.25%, 10/01/22 (c)	1,000	1,046,440

Port St. Lucie, Florida, Utility Revenue Bonds,
5.25%, 9/01/24 (g)	1,055	1,085,827

Saint Johns County, Florida, Ponte Vedra Utility
System Revenue Bonds (h):
5%, 10/01/31	2,425	2,453,979
5%, 10/01/35	1,000	1,016,070

Saint Johns County, Florida, Sales Tax Revenue
Bonds, Series A, 5.25%, 10/01/31 (a)	1,400	1,432,060

Saint Lucie, Florida, West Services District, Utility
Revenue Bonds, 5.25%, 10/01/34 (g)	1,000	1,027,900

Santa Rosa County, Florida, School Board, COP,
Refunding, Series 2, 5.25%, 2/01/26 (c)	2,000	2,038,080

South Lake County, Florida, Hospital District
Revenue Bonds (South Lake Hospital Inc.),
5.80%, 10/01/34	1,000	1,008,460

Tallahassee, Florida, Capital Revenue Bonds,
5%, 10/01/24 (h)	1,000	1,033,770

University of Central Florida Athletics Association Inc.,
COP, Series A, 5.25%, 10/01/34 (c)	2,280	2,279,886

University of Central Florida, COP (UCF Convocation
Center), Series A, 5%, 10/01/35 (c)	2,820	2,613,914

See Notes to Financial Statements.

10 SEMI-ANNUAL REPORT

APRIL 30, 2008

Schedule of Investments (concluded) BlackRock MuniYield Florida Insured Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Florida (concluded)

Village Center Community Development District,
Florida, Recreational Revenue Bonds, Series A (g):
5.375%, 11/01/34	$ 1,640	$ 1,699,040
5.125%, 11/01/36	1,000	1,021,540

Village Center Community Development District,
Florida, Utility Revenue Bonds (g):
5.25%, 10/01/23	2,585	2,722,160
5.125%, 10/01/28	4,030	4,128,292

Volusia County, Florida, IDA, Student Housing
Revenue Bonds (Stetson University Project),
Series A (m):
5%, 6/01/25	1,000	1,019,670
5%, 6/01/35	1,000	1,004,100

		166,256,014

Puerto Rico — 1.8%

Puerto Rico Public Buildings Authority, Government
Facilities Revenue Refunding Bonds, Series I,
5%, 7/01/36 (n)	1,000	938,240

Puerto Rico Public Finance Corporation,
Commonwealth Appropriation Revenue Bonds,
Series E, 5.70%, 2/01/10 (i)	1,145	1,202,158

		2,140,398

Total Municipal Bonds (Cost — $166,389,038) — 144.0%		168,396,412

Municipal Bonds Transferred to
Tender Option Bond Trusts (o)

Florida — 15.3%

Miami-Dade County, Florida, Aviation Revenue
Bonds, Airport and Marina Imports, Series A,
5%, 10/01/33 (h)	6,212	5,871,263

Miami-Dade County, Florida, Health Facilities
Authority, Hospital Revenue Refunding
Bonds (Miami Children’s Hospital), Series A,
5.625%, 8/15/18 (a)	6,960	7,635,050

South Broward, Florida, Hospital District, Hospital
Revenue Bonds, 5.625%, 5/1/32 (g)	4,000	4,430,840

		17,937,153

Puerto Rico — 6.5%

Puerto Rico Public Finance Corporation,
Commonwealth Appropriation Revenue Bonds,
Series A, 5.375%, 8/1/11 (g)(i)	7,100	7,592,811

Total Municipal Bonds Transferred to Tender Option
Bond Trusts (Cost — $24,807,670) — 21.8%		25,529,964

Short-Term Securities	Shares	Value

CMA Florida Municipal Money Fund, 2.01% (p)(q)	8,383,168	$ 8,383,168

Total Short-Term Securities (Cost — $8,383,168) — 7.2%		8,383,168

Total Investments (Cost — $199,579,876*) — 173.0%		202,309,544
Liabilities in Excess of Other Assets — (0.9%)		(1,028,021)
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (10.5%)		(12,312,207)
Preferred Shares, at Redemption Value — (61.6%)		(72,021,645)

Net Assets Applicable to Common Shares — 100.0%		$116,947,671

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 187,494,476

Gross unrealized appreciation	$ 4,974,546
Gross unrealized depreciation	(2,390,741)

Net unrealized appreciation	$ 2,583,805

(a) AMBAC Insured.
(b) Security is collateralized by municipal or U.S. Treasury obligations.
(c) FGIC Insured.
(d) Assured Guaranty Insured.
(e) FHLMC Collateralized.
(f) FNMA/GNMA Collateralized.
(g) MBIA Insured.
(h) FSA Insured.
(i) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(j) ACA Insured.
(k) Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(l) Variable rate security. Rate shown is interest rate as of report date. Maturity shown is the final maturity date.
(m) CIFG Insured.
(n) Commonwealth Guaranteed.
(o) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as a collateral in a financing transaction. See Note 1 of the Notes to
Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(p) Represents the current yield as of report date.
(q) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income

CMA Florida Municipal Money Fund	6,537,677	$38,375

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2008

11

Schedule of Investments April 30, 2008 (Unaudited) BlackRock MuniYield Michigan Insured Fund, Inc.

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Michigan — 143.7%

Adrian, Michigan, City School District, GO,
5%, 5/01/14 (a)(b)	$ 3,600	$ 3,948,660

Bay City, Michigan, School District, School Building
and Site, GO, 5%, 5/01/31 (a)	3,725	3,808,775

Birmingham, Michigan, City School District, School
Building and Site, GO, 5%, 11/01/33 (a)	1,000	1,020,010

Central Montcalm, Michigan, Public Schools, GO,
5.90%, 5/01/09 (b)(c)	1,000	1,037,310

Delta County, Michigan, Economic Development
Corporation, Environmental Improvement Revenue
Refunding Bonds (Mead Westvaco-Escanaba), AMT,
Series B, 6.45%, 4/15/12 (b)	1,500	1,666,545

Detroit, Michigan, City School District, GO (School
Building and Site Improvement):
Refunding, Series A, 5%, 5/01/21 (a)	3,000	3,141,900
Series A, 5.375%, 5/01/13 (b)(d)	2,300	2,544,122
Series B, 5%, 5/01/28 (d)	3,100	3,147,926

Detroit, Michigan, Water Supply System Revenue
Bonds:
6.25%, 7/01/12 (d)(e)	1,415	1,503,777
DRIVERS, Series 200,
5.75%, 7/01/11 (b)(d)(f)	1,025	1,225,880
Second Lien, Series B, 5%, 7/01/13 (b)(c)	1,550	1,691,158
Second Lien, Series B, 5%, 7/01/34 (c)	2,420	2,426,389
Second Lien, Series C, 5%, 7/01/29 (a)	10,570	10,847,357
Senior Lien, Series A, 5.875%, 1/01/10 (b)(d)	1,250	1,333,275
Senior Lien, Series A, 5%, 7/01/13 (b)(c)	3,750	4,091,512
Senior Lien, Series A, 5%, 7/01/25 (a)	4,000	4,151,840
Senior Lien, Series A, 5%, 7/01/34 (c)	6,900	6,918,216
Series B, 5.25%, 7/01/13 (b)(c)	11,790	13,003,545

Dickinson County, Michigan, Economic Development
Corporation, Environmental Improvement Revenue
Refunding Bonds (International Paper Company
Project), Series A, 5.75%, 6/01/16	3,900	3,956,355

Dickinson County, Michigan, Healthcare
System, Hospital Revenue Refunding Bonds,
5.80%, 11/01/24 (g)	3,100	3,088,282

East Grand Rapids, Michigan, Public School District,
GO, 5%, 5/01/31 (a)	1,575	1,611,493

Eastern Michigan University, General Revenue
Refunding Bonds (h):
6%, 6/01/10 (b)	590	638,315
6%, 6/01/20	435	460,273

Eastern Michigan University Revenue Bonds,
Series B (b)(d):
5.60%, 6/01/10	1,500	1,594,230
5.625%, 6/01/10	1,310	1,392,949

Eaton Rapids, Michigan, Public Schools, School
Building and Site, GO (a):
5%, 5/01/14 (b)	2,425	2,659,861
5.25%, 5/01/20	1,325	1,424,030
5.25%, 5/01/21	1,675	1,789,135
5%, 5/01/26	1,700	1,746,070
5%, 5/01/29	1,175	1,198,794

	Par
Municipal Bonds	(000)	Value

Michigan (continued)

Flint, Michigan, Hospital Building Authority, Revenue
Refunding Bonds (Hurley Medical Center),
Series A (g):
5.375%, 7/01/20	$ 615	$ 564,884
6%, 7/01/20	1,375	1,334,479

Frankenmuth, Michigan, School District, GO,
5.75%, 5/01/10 (b)(d)	1,000	1,064,920

Gibraltar, Michigan, School District, GO (School
Building and Site) (d):
5%, 5/01/14 (b)	2,940	3,224,739
5%, 5/01/28	710	722,141

Grand Blanc, Michigan, Community Schools, GO,
5.625%, 5/01/20 (d)	1,100	1,157,882

Grand Rapids, Michigan, Building Authority Revenue
Bonds, Series A (h):
5.50%, 10/01/12 (b)	1,035	1,143,582
5.50%, 10/01/19	665	708,903
5.50%, 10/01/20	900	959,418

Grand Valley State University, Michigan, Revenue
Bonds, 5.50%, 2/01/18 (d)	2,070	2,210,242

Greater Detroit Resource Recovery Authority,
Michigan, Revenue Refunding Bonds, Series A,
6.25%, 12/13/08 (h)	11,250	11,528,437

Gull Lake, Michigan, Community School District,
School Building and Site, GO, 5%, 5/01/14 (a)(b)	5,625	6,169,781

Harper Woods, Michigan, City School District, School
Building and Site, GO, Refunding (d):
5%, 5/01/14 (b)	4,345	4,765,813
5%, 5/01/34	430	436,678

Hartland, Michigan, Consolidated School District, GO,
6%, 5/01/10 (b)(d)	6,825	7,301,249

Hudsonville, Michigan, Public Schools, School
Building and Site, GO, 5%, 5/01/29 (a)	3,990	4,070,797

Jenison, Michigan, Public Schools, School Building
and Site, GO, 5.50%, 5/01/19 (d)	1,575	1,657,420

Kent, Michigan, Hospital Finance Authority, Hospital
Revenue Refunding Bonds (Butterworth Hospital),
Series A, 7.25%, 1/15/13 (c)	3,365	3,711,225

Kent, Michigan, Hospital Finance Authority
Revenue Bonds (Spectrum Health), Series A,
5.50%, 7/15/11 (b)(c)	3,000	3,266,850

Lansing, Michigan, Building Authority, GO, Series A,
5.375%, 6/01/13 (b)(c)	1,510	1,672,325

Lapeer, Michigan, Community Schools, School
Building and Site, GO, 5%, 5/01/37 (a)	2,015	2,064,408

Michigan Higher Education Facilities Authority, Limited
Obligation Revenue Bonds (Hillsdale College
Project), 5%, 3/01/35	1,875	1,810,425

Michigan Higher Education Facilities Authority, Limited
Obligation Revenue Refunding Bonds (Hope
College), Series A, 5.90%, 4/01/32	2,250	2,255,310

See Notes to Financial Statements.

12 SEMI-ANNUAL REPORT

APRIL 30, 2008

Schedule of Investments (continued) BlackRock MuniYield Michigan Insured Fund, Inc.

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Michigan (continued)

Michigan Higher Education Facilities Authority,
Revenue Refunding Bonds (College for Creative
Studies):
5.85%, 12/01/22	$ 1,235	$ 1,259,601
5.90%, 12/01/27	1,145	1,161,912

Michigan Higher Education Student Loan Authority,
Student Loan Revenue Bonds, AMT (h):
Series XVII-B, 5.40%, 6/01/18	2,500	2,515,175
Series XVII-Q, 5%, 3/01/31	3,000	2,776,680

Michigan Municipal Bond Authority Revenue Bonds
(Local Government Loan Program), Group A,
5.50%, 11/01/20 (i)	1,065	1,113,798

Michigan State Building Authority, Revenue Refunding
Bonds (Facilities Program):
RIB, Series 517X, 8.29%, 10/15/10 (a)	1,250	1,447,900
Series I, 5.50%, 10/15/18 (c)	2,500	2,646,450
Series II, 5%, 10/15/29 (c)	3,500	3,531,500

Michigan State, COP (h):
5.50%, 6/01/10 (b)	3,000	3,186,810
5.40%, 6/01/22 (e)(i)	3,000	1,567,890

Michigan State, Comprehensive Transportation
Revenue Refunding Bonds, 5%, 5/15/26 (a)	3,740	3,872,583

Michigan State, HDA, Limited Obligation M/F Housing
Revenue Bonds (Deaconess Towers Apartments),
AMT (j):
4.75%, 4/20/37	4,050	3,580,362
5.25%, 2/20/48	1,000	934,290

Michigan State, HDA, Rental Housing Revenue
Bonds, AMT:
Series A, 5.30%, 10/01/37 (c)	200	191,108
Series D, 5%, 4/01/26 (a)	3,310	3,184,750

Michigan State Hospital Finance Authority Revenue
Bonds:
(McLaren Health Care Corporation), Series C,
5%, 8/01/35	1,000	935,080
(Mid-Michigan Obligor Group), Series A,
5%, 4/15/36	1,750	1,647,152

Michigan State Hospital Finance Authority, Hospital
Revenue Bonds (Mid-Michigan Obligation Group),
Series A, 5.50%, 4/15/18 (h)	2,530	2,641,801

Michigan State Hospital Finance Authority, Hospital
Revenue Refunding Bonds:
(Crittenton Hospital), Series A, 5.625%, 3/01/27	2,200	2,240,304
(Oakwood Obligated Group), Series A,
5%, 7/15/25	1,125	1,117,215
(Oakwood Obligated Group), Series A,
5%, 7/15/37	630	591,368
(Sparrow Obligated Group), 5%, 11/15/31	4,100	3,983,888

	Par
Municipal Bonds	(000)	Value

Michigan (continued)

Michigan State Hospital Finance Authority, Revenue
Refunding Bonds:
(Ascension Health Credit), Series A,
5.75%, 11/15/09 (b)(c)	$ 2,715	$ 2,879,936
(Ascension Health Credit), Series A,
6.25%, 11/15/09 (b)(c)	2,500	2,670,700
(Henry Ford Health System), Series A,
5.25%, 11/15/46	2,500	2,407,300
(Mercy Health Services), Series X,
6%, 8/15/09 (b)(c)	2,000	2,094,360
(Saint John Hospital), Series A,
6%, 5/15/13 (e)(h)	3,000	3,043,260
(Trinity Health Credit Group), Series D,
5%, 8/15/34	3,100	3,059,576
(Trinity Health Credit), Series C,
5.375%, 12/01/23	1,000	1,025,030
(Trinity Health Credit), Series C,
5.375%, 12/01/30	3,755	3,813,428
(Trinity Health), Series A, 6%, 12/01/27 (h)	6,400	6,788,480

Michigan State Strategic Fund, Limited Obligation
Revenue Refunding Bonds:
(Detroit Edison Company Pollution Control
Project), AMT, Series A, 5.55%, 9/01/29 (c)	10,250	10,292,435
(Detroit Edison Company Pollution Control
Project), Series AA, 6.95%, 5/01/11 (d)	6,000	6,602,640
(Dow Chemical Company Project), AMT,
5.50%, 12/01/28	2,175	2,169,650

Monroe County, Michigan, Economic Development
Corporation, Limited Obligation Revenue
Refunding Bonds (Detroit Edison Co. Project),
Series AA, 6.95%, 9/01/22 (d)	15,000	18,949,200

Montrose Township, Michigan, School District, GO,
6.20%, 5/01/17 (c)	1,000	1,177,950

Muskegon Heights, Michigan, Water System Revenue
Bonds, Series A, 5.625%, 11/01/10 (b)(c)	1,830	1,966,793

Northview, Michigan, Public School District, GO,
Refunding, 5.80%, 5/01/21 (c)	235	235,024

Norway Vulcan, Michigan, Area Schools, GO,
5.90%, 5/01/09 (b)(d)	1,100	1,142,042

Oak Park, Michigan, Street Improvement, GO,
5%, 5/01/30 (c)	500	505,585

Orchard View, Michigan, Schools, School Building
and Site, GO, 5%, 11/01/13 (b)(c)	5,320	5,831,412

Pennfield, Michigan, School District, School
Building and Site, GO, 5%, 5/01/14 (b)(d)	1,370	1,502,684

Plainwell, Michigan, Community Schools,
School District, School Building and Site, GO,
5.50%, 11/01/12 (a)(b)	1,000	1,106,790

Plymouth-Canton, Michigan, Community School
District, GO, 5%, 5/01/29 (d)	3,905	3,975,876

Portage, Michigan, Public Schools, School Building
and Site, GO, 5%, 5/01/31 (a)	4,650	4,786,524

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2008

13

Schedule of Investments (continued) BlackRock MuniYield Michigan Insured Fund, Inc.

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Michigan (concluded)

Reed, Michigan, City Public Schools, School
Building and Site, GO, 5%, 5/01/14 (a)(b)	$ 1,425	$ 1,563,011

Roseville, Michigan, School District, School
Building and Site, GO, Refunding,
5%, 5/01/31 (a)	1,500	1,533,735

Saginaw, Michigan, Hospital Finance Authority,
Revenue Refunding Bonds (Covenant Medical
Center), Series E, 5.625%, 7/01/13 (c)	2,500	2,598,600

Saginaw Valley State University, Michigan, General
Revenue Refunding Bonds, 5%, 7/01/24 (d)	2,100	2,110,920

Saint Clair County, Michigan, Economic Revenue
Refunding Bonds (Detroit Edison Co. Project),
Series AA, 6.40%, 8/01/24 (h)	17,800	18,265,826

South Haven, Michigan, Public Schools, GO,
5%, 5/01/22 (a)(b)	1,350	1,469,975

Southfield, Michigan, Library Building Authority, GO,
5.50%, 5/01/10 (b)(c)	1,300	1,378,078

Southfield, Michigan, Public Schools, School Building
and Site, GO, Series A (a)(b):
5%, 5/01/14	3,500	3,838,975
5.25%, 5/01/14	2,900	3,220,160

Sparta, Michigan, Area Schools, School Building and
Site, GO, 5%, 5/01/14 (b)(d)	1,325	1,453,326

Thornapple Kellogg School District, Michigan, GO,
Refunding, 5%, 5/01/32 (c)	2,500	2,563,775

Waverly, Michigan, Community School, GO,
5.50%, 5/01/10 (b)(d)	1,100	1,162,524

Wayne Charter County, Michigan, Airport Revenue
Bonds (Detroit Metropolitan Wayne County), AMT,
Series A, 5.375%, 12/01/15 (c)	10,660	10,805,509

Wayne Charter County, Michigan, Detroit Metropolitan
Airport, GO, Airport Hotel, Series A, 5%, 12/01/30 (c)	1,750	1,762,040

Wayne County, Michigan, Airport Authority Revenue
Bonds (Detroit Metropolitan Wayne County Airport),
AMT (c):
5.25%, 12/01/25	7,525	7,481,957
5.25%, 12/01/26	6,300	6,262,767
5%, 12/01/34	9,160	8,523,655

Wayne County, Michigan, Airport Authority, Revenue
Refunding Bonds, AMT (k):
5.75%, 12/01/25	4,000	4,170,560
5.75%, 12/01/26	1,000	1,038,510
5.375%, 12/01/32	8,700	8,623,353

West Bloomfield, Michigan, School District, GO,
Refunding (d):
5.50%, 5/01/17	1,710	1,830,110
5.50%, 5/01/18	1,225	1,299,321

West Branch-Rose City, Michigan, Area School
District, GO, 5.50%, 5/01/09 (b)(d)	2,405	2,485,231

Zeeland, Michigan, Public Schools, School Building
and Site, GO, 5%, 5/01/29 (c)	1,600	1,632,400

	Par
Municipal Bonds	(000)	Value

Puerto Rico — 4.5%

Puerto Rico Commonwealth Highway and
Transportation Authority, Transportation Revenue
Refunding Bonds, Series N, 5.25%, 7/01/39 (d)	$ 5,200	$ 5,156,216

Puerto Rico Electric Power Authority, Power Revenue
Bonds, Trust Receipts, Class R, Series 16 HH,
8.731%, 7/01/13 (a)(f)	3	2,854

Puerto Rico Municipal Finance Agency Revenue
Bonds, Series A, 5%, 8/01/27 (a)	2,790	2,824,931

Puerto Rico Sales Tax Financing Corporation, Sales
Tax Revenue Refunding Bonds, Series A (c)(j):
5.20%, 8/01/43	12,500	1,735,500
4.99%, 8/01/46	20,000	2,333,400

Total Municipal Bonds (Cost — $385,330,982) — 148.2%		396,151,403

Municipal Bonds Transferred to
Tender Option Bond Trusts (l)

Michigan — 18.4%

Detroit, Michigan, Water Supply System, Senior Lien
Revenue Bonds, Series A, 5.75%, 7/01/11 (b)(d)	6,700	7,356,533

Lakewood, Michigan Public Schools, GO,
5.00%, 5/01/37 (a)	6,775	6,620,686

Michigan State Building Authority, Revenue Refunding
Bonds (Facilities Program), Series I (a):
5.50%, 10/15/10	4,750	5,126,010
5.50%, 10/15/11	15,030	16,219,775

Saginaw Valley State University, Michigan Revenue
Bonds, 5.00%, 7/01/31 (a)	7,500	7,673,700

Wayne State University, Michigan, University Revenue
Refunding Bonds, 5.0%, 11/15/35 (a)	6,000	6,163,260

		49,159,964

Puerto Rico — 1.0%

Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series HH, 5.75%, 7/01/10 (a)	2,535	2,714,554

Total Municipal Bonds Transferred to Tender Option
Bond Trusts (Cost — $50,612,859) — 19.4%		51,874,518

Short-Term Securities	Shares

CMA Michigan Municipal Money Fund, 2.15% (m)(n)	2,724,014	2,724,014

Total Short-Term Securities (Cost — $2,724,014) — 1.0%		2,724,014

Total Investments (Cost — $438,667,855*) — 168.6%		450,749,935
Other Assets Less Liabilities — 2.3%		6,243,327
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (9.2%)		(24,596,678)
Preferred Stock, at Redemption Value — (61.7%)		(165,052,682)

Net Assets Applicable to Common Stock — 100.0%		$267,343,902

See Notes to Financial Statements.

14 SEMI-ANNUAL REPORT

APRIL 30, 2008

Schedule of Investments (concluded) BlackRock MuniYield Michigan Insured Fund, Inc.

* The cost and unrealized appreciation (depreciation) of investments as of April 30,
2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 414,606,852

Gross unrealized appreciation	$ 17,311,299
Gross unrealized depreciation	(5,660,716)

Net unrealized appreciation	$ 11,650,583

(a) FSA Insured.
(b) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) MBIA Insured.
(d) FGIC Insured.
(e) Security is collateralized by municipal or U.S. Treasury obligations.
(f) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(g) ACA Insured.
(h) AMBAC Insured.
(i) Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(j) GNMA Collateralized.
(k) Assured Guaranty Insured.
(l) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as a collateral in a financing transaction. See Note 1 of the Notes to
Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(m) Represents the current yield as of report date.
(n) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income

CMA Michigan Municipal Money Fund	(1,197,542)	$110,209

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2008

15

Schedule of Investments April 30, 2008 (Unaudited) BlackRock MuniYield New Jersey Insured Fund, Inc.

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Jersey — 142.8%

Delaware River and Bay Authority Revenue Bonds,
5%, 1/01/33 (b)	$ 1,000	$ 1,005,720

Delaware River Joint Toll Bridge Commission of New
Jersey and Pennsylvania, Bridge Revenue Refunding
Bonds, 5%, 7/01/23	1,875	1,909,031

Delaware River Port Authority of Pennsylvania and
New Jersey Revenue Bonds, 6%, 1/01/18 (a)	5,000	5,221,400

Essex County, New Jersey, Improvement Authority,
Airport Revenue Refunding Bonds, AMT,
4.75%, 11/01/32 (b)	1,000	904,700

Garden State Preservation Trust of New Jersey,
Capital Appreciation Revenue Bonds, Series B,
5.12%, 11/01/23 (a)(c)	6,925	3,289,444

Garden State Preservation Trust of New Jersey, Open
Space and Farmland Preservation Revenue Bonds,
Series A (a):
5.80%, 11/01/22	2,605	2,909,707
5.75%, 11/01/28	3,300	3,726,591

Gloucester County, New Jersey, Improvement Authority,
Solid Waste Resource Recovery, Revenue Refunding
Bonds (Waste Management Inc. Project), Series A,
6.85%, 12/01/29	2,000	2,083,120

Hopatcong, New Jersey, GO, Sewer Refunding Bonds,
4.50%, 8/01/33 (d)	750	738,818

Hudson County, New Jersey, COP, Refunding,
6.25%, 12/01/16 (b)	1,000	1,172,740

Hudson County, New Jersey, Improvement Authority,
Capital Appreciation Revenue Bonds, Series A-1,
4.46%, 12/15/32 (b)(c)	1,000	270,280

Hudson County, New Jersey, Improvement Authority,
Facility Lease Revenue Refunding Bonds (Hudson
County Lease Project), 5.375%, 10/01/24 (e)	7,500	7,564,725

Jackson Township, New Jersey, School District, GO,
5%, 4/15/12 (e)(f)	5,200	5,604,300

Jersey City, New Jersey, Sewer Authority, Sewer
Revenue Refunding Bonds, 6.25%, 1/01/14 (d)	3,750	4,113,150

Middlesex County, New Jersey, COP, Refunding,
5%, 8/01/22 (b)	3,000	3,084,930

Monmouth County, New Jersey, Improvement Authority,
Governmental Loan Revenue Refunding Bonds (d):
5%, 12/01/11 (f)	2,070	2,228,707
5%, 12/01/11 (f)(g)	975	1,049,753
5.20%, 12/01/14	240	251,390
5.25%, 12/01/15	765	802,554
5%, 12/01/17	605	634,566
5%, 12/01/18	545	564,309
5%, 12/01/19	560	579,841

Morristown, New Jersey, Parking Authority Revenue
Bonds, 4.50%, 8/01/37 (b)	1,355	1,283,226

	Par
Municipal Bonds	(000)	Value

New Jersey (continued)

New Jersey EDA, Cigarette Tax Revenue Bonds:
5.625%, 6/15/19	$ 1,060	$ 1,059,491
5.75%, 6/15/29	785	767,118
5.50%, 6/15/31	225	211,545
5.75%, 6/15/34	465	445,000

New Jersey EDA, First Mortgage Revenue
Bonds (Fellowship Village Project), Series C,
5.50%, 1/01/28	1,000	958,200

New Jersey EDA, First Mortgage Revenue
Refunding Bonds (Fellowship Village), Series A,
5.50%, 1/01/18	1,700	1,703,876

New Jersey EDA, Motor Vehicle Surcharge Revenue
Bonds, Series A (b):
4.95%, 7/01/21 (c)	2,325	1,219,556
5%, 7/01/29	3,900	3,936,816
5.25%, 7/01/33	8,500	8,719,810
5%, 7/01/34	1,765	1,776,984

New Jersey EDA, School Facilities Construction
Revenue Bonds, Series U, 5%, 9/01/37 (d)	1,000	1,019,370

New Jersey EDA, School Facilities Construction,
Revenue Refunding Bonds, Series K,
5.25%, 12/15/17 (e)	1,500	1,620,885

New Jersey EDA, Water Facilities Revenue Bonds
(New Jersey-American Water Company, Inc.
Project), AMT, Series A:
5.25%, 11/01/32 (d)	1,000	969,190
6.875%, 11/01/34 (e)	5,070	5,127,747

New Jersey EDA, Water Facilities Revenue Refunding
Bonds (United Water of New Jersey, Inc.),
Series B, 4.50%, 11/01/25 (d)	1,000	990,440

New Jersey Health Care Facilities Financing Authority
Revenue Bonds:
(Meridian Health), Series I, 5%, 7/01/38 (h)	750	755,302
(Somerset Medical Center), 5.50%, 7/01/33	1,125	934,526
(South Jersey Hospital), 6%, 7/01/12 (f)	4,000	4,456,880

New Jersey Health Care Facilities Financing Authority,
Revenue Refunding Bonds:
(Atlantic City Medical Center),
5.75%, 7/01/12 (f)	525	579,862
(Atlantic City Medical Center),
6.25%, 7/01/12 (f)	290	327,152
(Atlantic City Medical Center), 6.25%, 7/01/17	325	351,637
(Atlantic City Medical Center), 5.75%, 7/01/25	790	810,493
(Hackensack University Medical Center),
5.25%, 1/01/36 (h)	3,500	3,601,360
(Meridian Health System Obligation Group),
5.25%, 7/01/19 (a)	2,250	2,316,757

New Jersey Sports and Exposition Authority, Luxury
Tax Revenue Refunding Bonds (Convention
Center) (b):
5.50%, 3/01/21	1,540	1,731,776
5.50%, 3/01/22	1,000	1,121,880

See Notes to Financial Statements.

16 SEMI-ANNUAL REPORT

APRIL 30, 2008

Schedule of Investments (continued) BlackRock MuniYield New Jersey Insured Fund, Inc.

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Jersey (continued)

New Jersey State Educational Facilities Authority
Revenue Bonds:
(Montclair State University), Series A,
5%, 7/01/21 (d)	$ 1,600	$ 1,680,320
(Rowan University), Series C,
5%, 7/01/14 (b)(f)	1,185	1,303,512
(Rowan University), Series C,
5.125%, 7/01/14 (b)(f)	1,315	1,455,652

New Jersey State Educational Facilities Authority,
Revenue Refunding Bonds:
(College of New Jersey), Series D,
5%, 7/01/35 (a)	3,725	3,820,360
(Montclair State University), Series J,
4.25%, 7/01/30 (b)	2,895	2,650,894
(Montclair State University), Series L,
5%, 7/01/14 (b)(f)	3,185	3,503,532
(Ramapo College), Series I, 4.25%, 7/01/31 (d)	1,250	1,134,900
(Ramapo College), Series I, 4.25%, 7/01/36 (d)	3,890	3,472,992
(Rowan University), Series B, 5%, 7/01/26 (h)	2,575	2,689,665
(Rowan University), Series C, 5%, 7/01/31 (e)	325	323,651
(Stevens Institute of Technology), Series A,
5%, 7/01/34	1,500	1,330,125
(William Paterson University), Series E,
5%, 7/01/21 (i)	1,725	1,747,856

New Jersey State, GO, Refunding, Series H,
5.25%, 7/01/15 (a)	3,500	3,906,385

New Jersey State Higher Education Assistance
Authority, Student Loan Revenue Bonds, AMT,
Series A, 5.30%, 6/01/17 (d)	3,565	3,602,646

New Jersey State Housing and Mortgage Finance
Agency, Capital Fund Program Revenue Bonds,
Series A, 5%, 5/01/27 (a)	1,970	2,031,641

New Jersey State Housing and Mortgage Finance
Agency, Home Buyer Revenue Bonds, AMT,
Series CC, 5.80%, 10/01/20 (b)	2,640	2,709,986

New Jersey State Housing and Mortgage Finance
Agency, M/F Revenue Bonds, AMT, Series A,
4.90%, 11/01/35 (e)	1,000	899,780

New Jersey State Housing and Mortgage Finance
Agency, S/F Housing Revenue Refunding Bonds,
AMT, Series T, 4.70%, 10/01/37	500	440,010

New Jersey State Transportation Trust Fund Authority,
Transportation System Revenue Bonds:
Series A, 5%, 12/15/32 (d)	730	744,549
Series C, 4.83%, 12/15/32 (a)(c)	4,750	1,311,855
Series C, 5.05%, 12/15/35 (c)(d)	2,760	639,161
Series D, 5%, 6/15/19 (a)	3,240	3,439,001

New Jersey State Transportation Trust Fund Authority,
Transportation System Revenue Refunding Bonds:
Series A, 5.25%, 12/15/20 (a)	4,250	4,754,475
Series B, 5.50%, 12/15/21 (b)	3,600	4,065,624

	Par
Municipal Bonds	(000)	Value

New Jersey (concluded)

New Jersey State Turnpike Authority, Turnpike Revenue
Bonds:
Series B, 5.15%, 1/01/35 (c)(d)	$ 3,005	$ 2,160,565
VRDN, Series C-1, 2.10%, 1/01/24 (a)(j)	2,650	2,650,000

Newark, New Jersey, Housing Authority, Port Authority-
Port Newark Marine Terminal, Additional Rent-Backed
Revenue Refunding Bonds (City of Newark
Redevelopment Projects), 4.375%, 1/01/37 (b)	3,600	3,359,160

North Hudson Sewage Authority, New Jersey, Sewer
Revenue Refunding Bonds, 5.125%, 8/01/20 (b)	1,710	1,867,730

Perth Amboy, New Jersey, GO (Convertible CABS),
Refunding, 4.75%, 7/01/35 (a)(c)	1,250	1,022,550

Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, 93rd Series, 6.125%, 6/01/94	1,000	1,134,000

Port Authority of New York and New Jersey,
Consolidated Revenue Refunding Bonds, AMT (a):
138th Series, 4.75%, 12/01/34	1,000	937,030
146th Series, 4.25%, 12/01/32	5,000	4,264,050

Rahway Valley Sewerage Authority, New Jersey, Sewer
Revenue Bonds, CABS, Series A (b)(c):
4.74%, 9/01/26	4,100	1,613,268
4.36%, 9/01/33	2,350	616,781

Salem County, New Jersey, Improvement Authority
Revenue Bonds (Finlaw State Office Building
Project)(a):
5.375%, 8/15/28	1,250	1,333,200
5.25%, 8/15/38	700	731,346

Tobacco Settlement Financing Corporation of
New Jersey, Asset-Backed Revenue Bonds,
7%, 6/01/13 (f)	1,715	2,014,628

Union County, New Jersey, Utilities Authority, Senior
Lease Revenue Refunding Bonds (Ogden Martin
System of Union, Inc.), AMT, Series A (d):
5.375%, 6/01/17	1,590	1,603,658
5.375%, 6/01/18	1,670	1,680,638

University of Medicine and Dentistry of New Jersey,
Revenue Bonds, Series A (d):
5.50%, 12/01/18	570	602,547
5.50%, 12/01/19	1,145	1,210,380
5.50%, 12/01/20	1,130	1,194,523
5.50%, 12/01/21	865	914,392

		183,075,673

Puerto Rico — 9.4%

Puerto Rico Commonwealth Aqueduct and Sewer
Authority, Senior Lien Revenue Bonds, Series A,
5.125%, 7/01/47 (h)	3,425	3,499,117

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2008

17

Schedule of Investments (concluded) BlackRock MuniYield New Jersey Insured Fund, Inc.

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Puerto Rico (concluded)

Puerto Rico Commonwealth Infrastructure Financing
Authority, Special Tax and Capital Appreciation
Revenue Bonds, Series A (c):
4.48%, 7/01/30 (e)	$ 2,750	$ 767,883
4.34%, 7/01/37 (d)	2,250	439,448

Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series RR, 5%, 7/01/28 (k)	2,000	1,930,860

Puerto Rico Industrial, Tourist, Educational, Medical
and Environmental Control Facilities Revenue Bonds:
(Ascension Health), RIB, Series 377,
10.26%, 11/15/30 (j)	2,110	2,373,223
(University Plaza Project), Series A,
5%, 7/01/33 (b)	3,000	3,013,260

		12,023,791

Total Municipal Bonds (Cost — $191,758,830) — 152.2%		195,099,464

Municipal Bonds Transferred to
Tender Option Bond Trusts (l)

New Jersey — 3.4%

New Jersey State Housing and Mortgage Finance
Agency, Capital Fund Program Revenue Bonds,
Series A, 4.70%, 11/01/25 (a)	4,425	4,377,394

Total Municipal Bonds Transferred to Tender Option
Bond Trusts (Cost — $4,250,882) — 3.4%		4,377,394

Short-Term Securities	Shares

CMA New Jersey Municipal Money Fund,
2.12% (m)(n)	1,992,919	1,992,919

Total Short-Term Securities (Cost — $1,992,919) — 1.6%		1,992,919

Total Investments (Cost — $198,002,631*) — 157.2%		201,469,777
Other Assets Less Liabilities — 1.9%		2,411,171
Liability for Trust Certificates, Including Interest
Expense Payable — (1.7%)		(2,197,942)
Preferred Stock, at Redemption Value — (57.4%)		(73,529,108)

Net Assets Applicable to Common Stock — 100.0%		$128,153,898

* The cost and unrealized appreciation (depreciation) of investments as of April 30,
2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 195,634,729

Gross unrealized appreciation	$ 6,787,680
Gross unrealized depreciation	(3,142,632)

Net unrealized appreciation	$ 3,645,048

(a) FSA Insured.
(b) MBIA Insured.
(c) Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(d) AMBAC Insured.
(e) FGIC Insured.
(f) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(h) Assured Guaranty Insured.
(i) XL Capital Insured.
(j) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(k) CIFG Insured.
(l) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired redual interest certificates. These securities serve as a collateral in a financing transaction. See Note 1 of the Notes to Financial
Statements for details of Municipal bonds transferred to tender option bond trusts.

(m) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income

CMA New Jersey Municipal Money Fund	1,903,726	$3,848

(n) Represents the current yield as of report date.

See Notes to Financial Statements.

18 SEMI-ANNUAL REPORT

APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited) BlackRock MuniYield Pennsylvania Insured Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Pennsylvania — 136.7%

Allegheny County, Pennsylvania, GO, Series C-60,
5%, 11/01/32 (a)	$ 4,650	$ 4,770,249

Allegheny County, Pennsylvania, Hospital Development
Authority, Health Center Revenue Bonds (University
of Pittsburgh Medical Center Health System),
Series B, 6%, 7/01/26 (b)	2,000	2,315,200

Allegheny County, Pennsylvania, Residential Finance
Authority, S/F Mortgage Revenue Bonds, AMT,
Series TT, 5%, 5/01/35 (c)	955	880,691

Allegheny County, Pennsylvania, Sanitation Authority,
Sewer Revenue Refunding Bonds, Series A,
5%, 12/01/30 (b)	5,000	5,050,100

Chambersburg, Pennsylvania, Area School District,
GO (d):
5.25%, 3/01/26	2,115	2,186,339
5.25%, 3/01/27	2,500	2,578,075
5.25%, 3/01/29	4,000	4,112,440

Connellsville, Pennsylvania, Area School District, GO,
Series B, 5%, 11/15/37	1,000	1,013,980

Delaware County, Pennsylvania, IDA Revenue Bonds
(Pennsylvania Suburban Water Company Project),
AMT, Series A, 5.15%, 9/01/32 (e)	5,500	5,257,230

Delaware County, Pennsylvania, IDA, Water Facilities
Revenue Refunding Bonds (Aqua Pennsylvania, Inc.
Project), AMT, Series B, 5%, 11/01/36 (d)	4,770	4,377,477

Delaware Valley Regional Finance Authority,
Pennsylvania, Local Government Revenue Bonds,
5.75%, 7/01/32	1,500	1,704,750

East Stroudsburg, Pennsylvania, Area School
District, GO:
Refunding, 5%, 9/01/25 (a)	7,000	7,307,440
Series A, 7.75%, 9/01/27 (d)	2,000	2,416,100

Erie County, Pennsylvania, Convention Center
Authority, Convention Center Hotel Revenue Bonds,
5%, 1/15/36 (d)	8,850	8,744,685

Erie, Pennsylvania, Water Authority, Revenue Refunding
Bonds, VRDN, Series A, 2.60%, 12/01/36 (a)(i)	8,000	8,000,000

Gettysburg, Pennsylvania, Municipal Authority, College
Revenue Refunding Bonds, 5%, 8/15/23 (b)	4,000	4,050,640

Harrisburg, Pennsylvania, Authority, School Revenue
Refunding Bonds (The School District of Harrisburg
Project), VRDN, 2.43%, 12/01/27 (e)(i)	700	700,000

Monroe County, Pennsylvania, Hospital Authority
Revenue Refunding Bonds (Pocono Medical
Center), 5.125%, 1/01/37	1,265	1,122,156

Montgomery County, Pennsylvania, IDA, Water
Facilities Revenue Bonds (Aqua Pennsylvania, Inc.
Project), Series A, 5.25%, 7/01/42	1,800	1,740,258

North Allegheny, Pennsylvania, School District, GO,
Series C, 5.25%, 5/01/27 (a)	2,675	2,783,792

	Par
Municipal Bonds	(000)	Value

Pennsylvania (continued)

Northampton Borough, Pennsylvania, Municipal
Authority, Water Revenue Bonds, 5%, 5/15/34 (b)	$ 935	$ 950,568

Northeastern York School District, Pennsylvania, GO,
Series B, 5%, 4/01/32 (d)	1,585	1,582,733

Northumberland County, Pennsylvania, IDA,
Water Facilities Revenue Refunding Bonds
(Aqua Pennsylvania Inc. Project), AMT,
5.05%, 10/01/39 (d)	6,000	5,520,120

Pennsylvania Economic Development Financing
Authority, Solid Waste Disposal Revenue Bonds
(Waste Management Inc. Project), AMT, Series A,
5.10%, 10/01/27	1,200	1,014,696

Pennsylvania HFA, Revenue Bonds, DRIVERS, VRDN,
AMT, Series 1248Z, 7.549%, 10/01/09 (i)	2,500	2,511,350

Pennsylvania HFA, S/F Mortgage Revenue Refunding
Bonds, AMT, Series 96A, 4.70%, 10/01/37	3,000	2,604,930

Pennsylvania State Higher Educational Facilities
Authority Revenue Bonds:
(Drexel University), Series A, 5%, 5/01/37 (b)	5,000	5,037,600
(UPMC Health System), Series A, 6%, 1/15/22	3,000	3,194,430
(York College of Pennsylvania Project),
Series EE1, 5%, 11/01/33 (g)	4,305	4,274,305

Pennsylvania State Higher Educational Facilities
Authority, State System Revenue Bonds,
Series AE, 4.75%, 6/15/32 (b)	8,845	8,819,349

Pennsylvania State, IDA, EDR, Refunding,
5.50%, 7/01/20 (e)	7,000	7,472,080

Pennsylvania State Public School Building Authority,
School and Capital Appreciation Revenue Bonds
(Corry Area School District) (a)(h):
4.85%, 12/15/22	1,980	974,853
4.87%, 12/15/23	1,980	919,175
4.89%, 12/15/24	1,980	868,329
4.92%, 12/15/25	1,980	819,265

Pennsylvania State Turnpike Commission, Oil
Franchise Tax Revenue Bonds, Series C,
5%, 12/01/32	13,600	13,948,024

Pennsylvania State Turnpike Commission, Turnpike
Revenue Bonds, Series A, 5.50%, 12/01/31	7,800	8,169,954

Philadelphia, Pennsylvania, Authority for Industrial
Development, Airport Revenue Refunding Bonds
(Philadelphia Airport System Project), AMT,
Series A (d):
5.50%, 7/01/17	4,000	4,059,120
5.50%, 7/01/18	3,655	3,693,962

Philadelphia, Pennsylvania, Authority for
Industrial Development, Lease Revenue Bonds,
Series B, 5.50%, 10/01/11 (a)(f)	7,680	8,431,872

Philadelphia, Pennsylvania, GO, Refunding, Series A,
5.25%, 12/15/32	7,000	7,271,180

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2008

19

Schedule of Investments (continued) BlackRock MuniYield Pennsylvania Insured Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Pennsylvania (concluded)

Philadelphia, Pennsylvania, Gas Works Revenue
Bonds, 1998 General Ordinance, 4th Series,
5%, 8/01/32 (a)	$ 10,000	$ 10,091,200

Philadelphia, Pennsylvania, Gas Works
Revenue Refunding Bonds, VRDN, Series 6,
2.85%, 8/01/31 (a)(i)	1,300	1,300,000

Philadelphia, Pennsylvania, Hospitals and Higher
Education Facilities Authority, Hospital Revenue
Refunding Bonds (Presbyterian Medical Center),
6.65%, 12/01/19 (n)	3,000	3,566,610

Philadelphia, Pennsylvania, Housing Authority
Revenue Bonds (Capital Fund Program), Series A,
5.50%, 12/01/18 (a)	3,000	3,221,280

Philadelphia, Pennsylvania, Qualified
Redevelopment Authority Revenue Bonds, AMT,
Series B, 5%, 4/15/27 (d)	4,645	4,410,242

Philadelphia, Pennsylvania, Redevelopment Authority
Revenue Bonds (Neighborhood Transformation),
Series A, 5.50%, 4/15/22 (d)	1,750	1,783,548

Philadelphia, Pennsylvania, School District, GO (d)(f):
Series B, 5.625%, 8/01/12	10,000	11,065,500
Series D, 5.125%, 6/01/14	2,500	2,763,125

Philadelphia, Pennsylvania, Water and Wastewater
Revenue Bonds, Series A, 5%, 7/01/27 (a)	3,000	3,089,010

Pittsburgh, Pennsylvania, Water and Sewer Authority,
Water and Sewer System Revenue Refunding Bonds,
First Lien, VRDN, Series B-1, 3.10%, 9/01/33 (a)(i)	2,035	2,035,000

Reading, Pennsylvania, Area Water Authority, Water
Revenue Bonds, 5%, 12/01/27 (a)	3,680	3,815,829

Reading, Pennsylvania, School District, GO,
5%, 1/15/29 (a)	6,000	6,153,840

Sayre, Pennsylvania, Health Care Facilities Authority,
Revenue Refunding Bonds (Guthrie Healthcare
System), Series A, 5.875%, 12/01/31	590	603,381

Scranton, Pennsylvania, School District, GO, Series A,
5%, 7/15/38 (a)	10,000	10,215,400

Shaler Area School District, Pennsylvania, Capital
Appreciation, GO, 4.765%, 9/01/30 (g)(h)	6,145	1,770,313

Southcentral General Authority, Pennsylvania, Revenue
Bonds (York College of Pennsylvania Project),
5%, 5/01/37 (g)	2,000	1,972,860

York, Pennsylvania, City School District, GO, Series A,
5.25%, 6/01/22 (g)	1,040	1,072,084

		232,178,719

Guam — 1.5%

A.B. Won Guam International Airport Authority,
General Revenue Refunding Bonds, AMT, Series C,
5%, 10/01/23 (b)	2,500	2,439,550

	Par
Municipal Bonds	(000)	Value

Puerto Rico — 11.7%

Puerto Rico Commonwealth, Public Improvement, GO,
Series A, 5%, 7/01/14 (f)	$ 6,790	$ 7,469,068

Puerto Rico Public Buildings Authority, Government
Facilities Revenue Refunding Bonds, Series I (i)(j):
5.375%, 7/01/14	5,000	5,455,050
5.50%, 7/01/14	2,500	2,744,600

Puerto Rico Sales Tax Financing Corporation, Sales
Tax Revenue Refunding Bonds, Series A:
5.01%, 8/01/43 (b)(h)	7,000	971,880
5.25%, 8/01/57	3,250	3,249,708

		19,890,306

Total Municipal Bonds
(Cost — $253,209,015) — 149.9%		254,508,575

Municipal Bonds Transferred to
Tender Option Bond Trusts (k)

Pennsylvania — 13.8%

Pennsylvania State Public School Building Authority,
School Lease Revenue Bonds (The School District
of Philadelphia Project), 5.25%, 6/1/13 (a)(f)	15,000	16,487,850

Philadelphia Pennsylvania Airport Revenue Bonds,
5%, 6/15/37 (a)	7,500	7,035,600

Total Municipal Bonds Transferred to Tender Option
Bond Trusts (Cost — $22,732,496) — 13.8%		23,523,450

Short-Term Securities	Shares

CMA Pennsylvania Municipal Money Fund,
1.90% (l)(m)	15,222,273	15,222,273

Total Short-Term Securities (Cost — $15,222,273) — 9.0%		15,222,273

Total Investments (Cost — $291,163,784*) — 172.7%		293,254,298
Liabilities in Excess of Other Assets — (5.9%)		(10,048,281)
Liability for Trust Certificates, Including Interest
Expense Payable — (6.7%)		(11,379,635)
Preferred Shares, at Redemption Value — (60.1%)		(102,022,895)

Net Assets Applicable to Common Shares — 100.0%		$169,803,487

See Notes to Financial Statements.

20 SEMI-ANNUAL REPORT

APRIL 30, 2008

Schedule of Investments (concluded) BlackRock MuniYield Pennsylvania Insured Fund

* The cost and unrealized appreciation (depreciation) of investments as of April 30,
2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 279,980,670

Gross unrealized appreciation	$ 6,791,679
Gross unrealized depreciation	(4,768,051)

Net unrealized appreciation	$ 2,023,628

(a) FSA Insured.
(b) MBIA Insured.
(c) FNMA/GNMA Collateralized.
(d) FGIC Insured.
(e) AMBAC Insured.

(f) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g) XL Capital Insured.
(h) Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(i) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(j) Commonwealth Guaranteed
(k) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as a collateral in a financing transaction. See Note 1 of the Notes to Financial State-
ments for details of municipal bonds transferred to tender option bond trusts.
(l) Represents the current yield as of report date.
(m) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income

CMA Pennsylvania Municipal Money Fund	15,136,011	$36,677

(n) Security is collateralized by municipal or U.S. Treasury obligations.
• Forward interest rate swaps outstanding as of April 30,2008 were as follows:

	Notional	Unrealized
	Amount	(Depreciation)

Pay a fixed rate of 3.326% and receive
a floating rate based on 1-week
SIFMA Municipal Swap Index Rate
Broker, JPMorgan Chase
Expires July 2018	$17,000,000	$ (54,349)
Pay a fixed rate of 3.896% and receive
a floating rate based on 1-week
SIFMA Municipal Swap Index
Broker, JPMorgan Chase
Expires May 2028	$90,000,000	(303,381)

Total		$(357,730)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2008

21

Statements of Assets and Liabilities

	BlackRock	BlackRock	BlackRock	BlackRock
	MuniYield	MuniYield	MuniYield	MuniYield
	Florida	Michigan	New Jersey	Pennsylvania
April 30, 2008 (Unaudited)	Insured Fund	Insured Fund, Inc.	Insured Fund, Inc.	Insured Fund

Assets

Investments at value — unaffiliated[1]	$193,926,376	$448,025,921	$199,476,858	$278,032,025
Investments at value — affiliated[2]	8,383,168	2,724,014	1,992,919	15,222,273
Cash	409,325	91,037	16,791	—
Interest receivable	2,178,779	7,478,576	3,005,045	3,744,185
Investments sold receivable	—	—	—	32,882,638
Prepaid expenses	1,513	2,234	1,298	1,656

Total assets	204,899,161	458,321,782	204,492,911	329,882,777

Accrued Liabilities

Unrealized depreciation on forward interest rate swaps	—	—	—	357,730
Investments purchased payable	3,030,415	—	—	45,491,199
Income dividends payable — Common Stock shareholders/Common Shareholders	452,172	1,074,172	475,313	642,912
Interest expense and fees payable	80,944	104,178	7,942	129,635
Investment advisory fees payable	74,168	168,193	81,813	107,233
Other affiliates payable	1,633	2,411	1,178	2,400
Officer payable	168	382	216	2,935
Bank overdraft	—	—	—	23,496
Other accrued expenses payable	59,082	83,362	53,443	48,855

Total accrued liabilities	3,698,582	1,432,698	619,905	46,806,395

Other Liabilities

Trust certificates[3]	12,231,263	24,492,500	2,190,000	11,250,000

Total Liabilities	15,929,845	25,925,198	2,809,905	58,056,395

Preferred Stock/Shares

Preferred Stock/Shares, at redemption value, at $25,000 per share liquidation preference[4,5]	72,021,645	165,052,682	73,529,108	102,022,895

Net Assets Applicable to Common Stock/Shares

Net assets applicable to Common Stock/Shares	$116,947,671	$267,343,902	$128,153,898	$169,803,487

Net Assets Applicable to Common Stock/Shares Consist of

Common Stock/Shares, par value $0.10 per share[6]	$ 845,181	$ 1,820,630	$ 880,210	$ 1,148,057
Paid-in capital in excess of par	117,576,408	268,787,335	123,256,564	169,933,802
Undistributed net investment income	208,293	678,403	1,203,320	518,092
Accumulated net realized loss	(4,411,879)	(16,024,546)	(653,342)	(3,529,248)
Net unrealized appreciation/depreciation	2,729,668	12,082,080	3,467,146	1,732,784

Net assets applicable to Common Stock Shareholders/Common Shareholders	$116,947,671	$267,343,902	$128,153,898	$169,803,487

Net asset value per share of Common Stock/Shares	$ 13.84	$ 14.68	$ 14.56	$ 14.79

[1] Investments at cost — unaffiliated	$191,196,708	$435,943,841	$196,009,712	$275,941,511

[2] Investments at cost — affiliated	$ 8,383,168	$ 2,724,014	$ 1,992,919	$ 15,222,273

[3] Represents short-term floating rate certificates issued by tender option bond trusts.
[4] Preferred Stock/Shares issued and outstanding:
Series A, par value of $0.05 per share	2,400	2,000	2,240	1,600

Series B, par value of $0.05 per share	480	2,000	—	1,920

Series B, par value of $0.10 per share	—	—	700	—

Series C, par value of $0.05 per share	—	1,600	—	560

Series D, par value of $0.10 per share	—	1,000	—	—

[5] Preferred Stock/Shares authorized	1,000,000	6,600	2,940	1,000,000

[6] Common Stock/Shares issued and outstanding	8,451,814	18,206,301	8,802,099	11,480,567

See Notes to Financial Statements.

22 SEMI-ANNUAL REPORT

APRIL 30, 2008

Statements of Operations

	BlackRock	BlackRock	BlackRock	BlackRock
	MuniYield	MuniYield	MuniYield	MuniYield
	Florida	Michigan	New Jersey	Pennsylvania
Six Months Ended April 30, 2008 (Unaudited)	Insured Fund	Insured Fund, Inc. Insured Fund, Inc.		Insured Fund

Investment Income

Interest	$ 4,806,261	$ 10,135,418	$ 4,796,078	$ 6,863,963
Dividends from affiliates	38,375	110,209	3,848	36,677

Total income	4,844,636	10,245,627	4,799,926	6,900,640

Expenses

Investment advisory	475,485	1,083,483	506,249	686,976
Commissions for Preferred Stock/Shares	92,941	207,880	93,866	131,135
Accounting services	43,808	72,995	42,664	43,875
Professional	30,726	40,332	32,048	31,021
Transfer agent	16,538	25,637	16,115	23,508
Printing	6,700	18,054	9,158	12,257
Trustees/Directors	6,398	13,098	6,972	7,897
Custodian	6,289	11,907	6,081	9,218
Registration	4,468	4,355	4,416	4,452
Miscellaneous	26,828	39,027	28,883	30,510

Total expenses excluding interest expense and fees	710,181	1,516,768	746,452	980,849
Interest expense and fees[1]	184,624	404,464	23,285	366,433

Total expenses	894,805	1,921,232	769,737	1,347,282
Less fees waived by advisor	(9,850)	(29,029)	(1,005)	(10,031)

Total expenses after waiver	884,955	1,892,203	768,732	1,337,251

Net investment income	3,959,681	8,353,424	4,031,194	5,563,389

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(1,048,045)	(722,560)	(158,052)	752,217
Swaps	(191,322)	—	(10,031)	(2,350,759)

	(1,239,367)	(722,560)	(168,083)	(1,598,542)

Net change in unrealized appreciation/depreciation on:
Investments	(3,322,390)	(4,409,179)	(3,585,021)	(6,421,689)
Swaps	66,960	—	—	176,133

	(3,255,430)	(4,409,179)	(3,585,021)	(6,245,556)

Total realized and unrealized loss	(4,494,797)	(5,131,739)	(3,753,104)	(7,844,098)

Dividends and Distributions to Preferred Stock Shareholders/Preferred Shareholders From

Net investment income	(1,356,583)	(3,026,247)	(1,283,508)	(1,865,208)
Net realized gain	—	—	(47,170)	—

Total dividends and distributions to Preferred Stock shareholders/Preferred Shareholders	(1,356,583)	(3,026,247)	(1,330,678)	(1,865,208)

Net Increase (Decrease) in Net Assets to Common Stock Shareholders/Common Shareholders
Resulting from Operations	$ (1,891,699)	$ 195,438	$ (1,052,588)	$ (4,145,917)

[1] Related to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2008

23

Statements of Changes in Net Assets

	BlackRock MuniYield		BlackRock MuniYield
	Florida Insured Fund		Michigan Insured Fund, Inc.

	Six Months Ended		Six Months Ended
	April 30, 2008	Year Ended	April 30, 2008	Year Ended
Increase (Decrease) in Net Assets:	(Unaudited)	October 31, 2007	(Unaudited)	October 31, 2007

Operations

Net investment income	$ 3,959,681	$ 8,056,928	$ 8,353,424	$ 19,208,577
Net realized gain (loss)	(1,239,367)	176,914	(722,560)	1,570,157
Net change in unrealized appreciation/depreciation	(3,255,430)	(4,348,589)	(4,409,179)	(9,721,365)
Dividends to Preferred Stock shareholders/Preferred Shareholders from
net investment income	(1,356,583)	(2,631,621)	(3,026,247)	(5,850,606)

Net increase (decrease) in net assets applicable to Common Stock shareholders/
Common Shareholders resulting from operations	(1,891,699)	1,253,632	195,438	5,206,763

Dividends to Common Stock Shareholders/Common Shareholders From

Net investment income	(2,734,162)	(5,721,878)	(6,445,030)	(12,962,886)

Net Assets Applicable to Common Stock/Shares

Total decrease in net assets	(4,625,861)	(4,468,246)	(6,249,592)	(7,756,123)
Beginning of period	121,573,532	126,041,778	273,593,494	281,349,617

End of period	$ 116,947,671	$ 121,573,532	$ 267,343,902	$ 273,593,494

End of period undistributed net investment income	$ 208,293	$ 339,357	$ 678,403	$ 1,796,256

See Notes to Financial Statements.

24 SEMI-ANNUAL REPORT

APRIL 30, 2008

Statements of Changes in Net Assets (concluded)

	BlackRock MuniYield		BlackRock MuniYield
	New Jersey Insured Fund, Inc.		Pennsylvania Insured Fund

	Six Months Ended		Six Months Ended
	April 30, 2008	Year Ended	April 30, 2008	Year Ended
Increase (Decrease) in Net Assets:	(Unaudited)	October 31, 2007	(Unaudited)	October 31, 2007

Operations

Net investment income	$ 4,031,194	$ 8,403,981	$ 5,563,389	$ 11,615,514
Net realized gain (loss)	(168,083)	588,462	(1,598,542)	2,337,245
Net change in unrealized appreciation/depreciation	(3,585,021)	(4,321,927)	(6,245,556)	(6,999,004)
Dividends and distributions to Preferred Stock shareholders/Preferred
Shareholders from:
Net investment income	(1,283,508)	(2,420,847)	(1,865,208)	(3,638,710)
Net realized gain	(47,170)	(23,780)	—	—

Net increase (decrease) in net assets applicable to Common Stock shareholders/
Common Shareholders resulting from operations	(1,052,588)	2,225,889	(4,145,917)	3,315,045

Dividends and Distributions to Common Stock Shareholders/Common Shareholders From:

Net investment income	(2,851,880)	(5,747,771)	(3,857,470)	(7,910,111)
Net realized gain	(115,598)	(70,742)	—	—

Decrease in net assets resulting from dividends and distributions to
Common Stock shareholders/Common Shareholders	(2,967,478)	(5,818,513)	(3,857,470)	(7,910,111)

Net Assets Applicable to Common Stock/Shares

Total decrease in net assets	(4,020,066)	(3,592,624)	(8,003,387)	(4,595,066)
Beginning of period	132,173,964	135,766,588	177,806,874	182,401,940

End of period	$ 128,153,898	$ 132,173,964	$ 169,803,487	$ 177,806,874

End of period undistributed net investment income	$ 1,203,320	$ 1,307,514	$ 518,092	$ 677,381

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2008

25

Financial Highlights				BlackRock MuniYield Florida Insured Fund

	Six Months Ended
	April 30, 2008		Year Ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance

Net asset value, beginning of period	$ 14.38	$ 14.91	$ 14.72	$ 15.22	$ 15.04	$ 15.04
Net investment income[1]	0.47	0.95	0.97	0.98	0.98	1.05
Net realized and unrealized gain (loss)	(0.53)	(0.49)	0.24	(0.38)	0.20	(0.06)
Dividends to Preferred shareholders from net investment income	(0.16)	(0.31)	(0.27)	(0.17)	(0.07)	(0.07)

Net increase (decrease) from investment operations	(0.22)	0.15	0.94	0.43	1.11	0.92

Dividends to Common shareholders from net investment income	(0.32)	(0.68)	(0.75)	(0.90)	(0.93)	(0.92)

Capital charges with respect to the issuance of Preferred Shares	—	—	—	(0.03)	—	—

Net asset value, end of period	$ 13.84	$ 14.38	$ 14.91	$ 14.72	$ 15.22	$ 15.04

Market price, end of period	$ 12.32	$ 12.74	$ 14.21	$ 14.18	$ 14.98	$ 14.18

Total Investment Return[2]

Based on net asset value	(1.26%)[3]	1.39%	6.87%	2.72%	7.98%	6.45%

Based on market price	(0.79%)[3]	(5.75%)	5.73%	0.54%	12.73%	5.56%

Ratios to Average Net Assets Applicable to Common Shares

Total expenses, after waiver and excluding interest expense and fees[4,5]	1.18%[6]	1.20%	1.17%	1.20%	1.09%	1.08%

Total expenses, after waiver[4]	1.49%[6]	1.52%	1.45%	1.38%	1.27%	1.25%

Total expenses[4]	1.50%[6]	1.54%	1.46%	1.38%	1.28%	1.25%

Net investment income[4]	6.66%[6]	6.53%	6.58%	6.50%	6.54%	6.86%

Dividends to Preferred Shareholders	2.28%[6]	2.13%	1.87%	1.13%	0.48%	0.47%

Net investment income to Common Shareholders	4.38%[6]	4.40%	4.71%	5.37%	6.06%	6.39%

Supplemental Data

Net assets applicable to Common Shares,
end of period (000)	$ 116,948	$121,574	$126,042	$124,422	$ 128,455	$ 126,915

Preferred Shares outstanding at liquidation preference,
end of period (000)	$ 72,000	$ 72,000	$ 72,000	$ 72,000	$ 60,000	$ 60,000

Portfolio turnover	11%	26%	34%	52%	28%	40%

Asset coverage, end of period (000)	$ 2,624	$ 2,689	$ 2,751	$ 2,728	$ 3,141	$ 3,115

[1] Based on average shares outstanding.
[2] Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Total investment returns exclude the effects of sales charges.
[3] Aggregate total investment return.
4 Do not reflect the effect of dividends to Preferred Shareholders.
[5] Interest expense and fees related to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[6] Annualized.

See Notes to Financial Statements.

26 SEMI-ANNUAL REPORT

APRIL 30, 2008

Financial Highlights			BlackRock MuniYield Michigan Insured Fund, Inc.

	Six Months Ended
	April 30, 2008		Year Ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$ 15.03	$ 15.45	$ 15.32	$ 15.96	$ 15.94	$ 15.74
Net investment income[1]	0.46	1.06	1.04	1.08	1.06	1.10
Net realized and unrealized gain (loss)	(0.29)	(0.45)	0.22	(0.54)	0.03	0.15
Dividends to Preferred Stock Holders from net investment income	(0.17)	(0.32)	(0.29)	(0.18)	(0.07)	(0.07)

Net increase (decrease) from investment operations	—	(0.29)	0.97	0.36	1.02	1.18

Dividends to Common Stock shareholders from net investment
income	(0.35)	(0.71)	(0.84)	(0.98)	(1.00)	(0.98)

Capital charges with respect to the issuance of Preferred Stock	—	—	—	(0.02)	—	—

Net asset value, end of period	$ 14.68	$ 15.03	$ 15.45	$ 15.32	$ 15.96	$ 15.94

Market price, end of period	$ 13.38	$ 13.40	$ 14.67	$ 15.31	$ 15.37	$ 14.69

Total Investment Return[2]

Based on net asset value	0.27%[3]	2.30%	6.64%	2.24%	7.04%	8.26%

Based on market price	2.50%[3]	(3.95%)	1.32%	6.10%	11.85%	12.57%

Ratios to Average Net Assets Applicable to Common Stock

Total expenses, after waiver and excluding interest expense and fees[4,5]	1.10%[6]	1.12%	1.11%	1.10%	1.00%	1.01%

Total expenses, after waiver[4]	1.40%[6]	1.55%	1.61%	1.42%	1.19%	1.20%

Total expenses[4]	1.42%[6]	1.55%	1.62%	1.42%	1.22%	1.21%

Net investment income[4]	6.19%[6]	6.95%	6.84%	6.84%	6.69%	6.83%

Dividends to Preferred Stock Holders	2.24%[6]	2.12%	1.87%	1.13%	0.46%	0.45%

Net investment income to Common Stock Holders	3.95%[6]	4.83%	4.97%	5.71%	6.23%	6.38%

Supplemental Data

Net assets applicable to Common Stock, end of period (000)	$ 267,344	$273,593	$281,350	$278,250	$289,695	$289,364

Preferred Stock outstanding at liquidation preference, end of
period (000)	$ 165,000	$165,000	$165,000	$165,000	$140,000	$140,000

Portfolio turnover	17%	10%	15%	25%	32%	29%

Asset coverage, end of period (000)	$ 2,620	$ 2,658	$ 2,705	$ 2,686	$ 3,069	$ 3,067

[1] Based on average shares outstanding.
[2] Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Total investment returns exclude the effects of sales charges.
[3] Aggregate total investment return.
4 Do not reflect the effect of dividends to Preferred Stock shareholders.
[5] Interest expense and fees related to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[6] Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2008

27

Financial Highlights			BlackRock MuniYield New Jersey Insured Fund, Inc.

	Six Months Ended
	April 30, 2008		Year Ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$ 15.02	$ 15.42	$ 15.07	$ 15.46	$ 15.25	$ 15.14
Net investment income[1]	0.46	0.96	0.97	0.96	1.03	1.06
Net realized and unrealized gain (loss)	(0.43)	(0.42)	0.36	(0.27)	0.21	0.06
Dividends and distributions to Preferred Stock shareholders from:
Net investment income	(0.15)	(0.28)	(0.25)	(0.16)	(0.06)	(0.06)
Net realized gain	(0.01)	—[2]	—	—	—	—[2]

Net increase (decrease) from investment operations	(0.13)	0.26	1.08	0.53	1.18	1.06

Dividends and distributions to Common Stock Holders from:
Net investment income	(0.32)	(0.65)	(0.73)	(0.92)	(0.94)	(0.94)
Net realized gain	(0.01)	(0.01)	—	—	—	(0.01)

Total dividends and distributions to Common Stock shareholders	(0.33)	(0.66)	(0.73)	(0.92)	(0.94)	(0.95)

Capital charges with respect to the issuance of Preferred Stock	—	—	—	—[3]	(0.03)	—

Net asset value, end of period	$ 14.56	$ 15.02	$ 15.42	$ 15.07	$ 15.46	$ 15.25

Market price, end of period	$ 13.26	$ 13.70	$ 14.96	$ 14.65	$ 15.16	$ 14.39

Total Investment Return[4]

Based on net asset value	(0.61%)[5]	2.00%	7.50%	3.49%	7.99%	7.24%

Based on market price	(0.76%)[5]	(4.10%)	7.28%	2.60%	12.23%	6.02%

Ratios to Average Net Assets Applicable to Common Stock

Total expense, after waiver and excluding interest expense and fees[6,8]	1.15%[7]	1.17%	1.15%	1.16%	1.06%	1.03%

Total expenses, after waiver[6]	1.18%[7]	1.37%	1.59%	1.52%	1.33%	1.29%

Total expenses[6]	1.19%[7]	1.37%	1.59%	1.52%	1.35%	1.30%

Total net investment income[6]	6.21%[7]	6.30%	6.46%	6.21%	6.79%	6.89%

Dividends to Preferred Stock Holders	1.98%[7]	1.81%	1.63%	1.03%	0.42%	0.38%

Net investment income to Common Stock Holders	4.23%[7]	4.49%	4.83%	5.18%	6.37%	6.51%

Supplemental Data

Net assets applicable to Common Stock, end of period (000)	$ 128,154	$132,174	$135,767	$132,622	$135,370	$133,240

Preferred Stock outstanding at liquidation preference, end of
period (000)	$ 73,500	$ 73,500	$ 73,500	$ 73,500	$ 73,500	$ 56,000

Portfolio turnover	9%	23%	11%	29%	16%	21%

Asset coverage, end of period (000)	$ 2,744	$ 2,798	$ 2,847	$ 2,804	$ 2,842	$ 3,379

[1] Based on average shares outstanding.
[2] Amount is less than ($0.01) per share.
[3] Amount is less than $0.01 per share.
[4] Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Total investment returns exclude the effects of sales charges.
[5] Aggregate total investment return.
6 Do not reflect the effect of dividends to Preferred Stock shareholders.
[7] Annualized.
[8] Interest expense and fees related to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

28 SEMI-ANNUAL REPORT

APRIL 30, 2008

Financial Highlights			BlackRock MuniYield Pennsylvania Insured Fund

	Six Months Ended
	April 30, 2008		Year Ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$ 15.49	$ 15.89	$ 15.57	$ 16.04	$ 15.56	$ 15.34
Net investment income[1]	0.48	1.01	1.01	1.05	1.08	1.11
Net realized and unrealized gain (loss)	(0.68)	(0.40)	0.36	(0.35)	0.48	0.16
Dividends to Preferred Shareholders from net investment income	(0.16)	(0.32)	(0.27)	(0.19)	(0.08)	(0.07)

Net increase (decrease) from investment operations	(0.36)	0.29	1.10	0.51	1.48	1.20

Dividends to Common Shareholders from net investment income	(0.34)	(0.69)	(0.78)	(0.96)	(1.00)	(0.98)

Capital charges with respect to the issuance of Preferred Shares	—	—	—[2]	(0.02)	—	—

Net asset value, end of period	$ 14.79	$ 15.49	$ 15.89	$ 15.57	$ 16.04	$ 15.56

Market price, end of period	$ 13.36	$ 13.67	$ 14.60	$ 14.91	$ 15.61	$ 14.81

Total Investment Return[3]

Based on net asset value	(2.12%)[4]	2.19%	7.52%	3.16%	10.15%	8.33%

Based on market price	0.18%[4]	(1.85%)	3.16%	1.51%	12.63%	10.07%

Ratios to Average Net Assets Applicable to Common Shares

Total expenses, after waiver and excluding interest expense and fees[5,7]	1.12%[6]	1.13%	1.13%	1.13%	1.05%	1.07%

Total expenses, after waiver[5]	1.54%[6]	1.72%	1.69%	1.69%	1.32%	1.29%

Total expenses[5]	1.55%[6]	1.72%	1.70%	1.70%	1.33%	1.30%

Total net investment income[5]	6.40%[6]	6.44%	6.49%	6.56%	6.89%	7.08%

Dividends to Preferred Shareholders	2.15%[6]	2.02%	1.76%	1.17%	0.51%	0.47%

Net investment income to Common Shareholders	4.25%[6]	4.42%	4.73%	5.39%	6.38%	6.61%

Supplemental Data

Net assets applicable to Common Shares, end of period (000)	$ 169,803	$177,807	$182,402	$178,771	$183,877	$178,337

Preferred Shares outstanding at liquidation preference, end of
period (000)	$ 102,000	$102,000	$102,000	$102,000	$ 88,000	$ 88,000

Portfolio turnover	17%	35%	25%	42%	41%	41%

Asset coverage, end of period (000)	$ 2,665	$ 2,743	$ 2,788	$ 2,753	$ 3,090	$ 3,027

[1] Based on average shares outstanding.
[2] Amount is less than ($0.01) per share.
[3] Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Total investment returns exclude the effects of sales charges.
[4] Aggregate total investment return.
5 Do not reflect the effect of dividends to Preferred Shareholders.
[6] Annualized.
[7] Interest expense and fees related to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2008

29

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock MuniYield Florida Insured Fund, BlackRock MuniYield
Michigan Insured Fund, Inc., BlackRock MuniYield New Jersey Insured
Fund Inc. and BlackRock MuniYield Pennsylvania Insured Fund (the
“Funds” or individually, as the “Fund”) are registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as non-diversified, closed-end management investment companies. The Funds’ financial statements are prepared in conformity with accounting principles gener-
ally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Funds determine, and make available for publication, the net asset value of their Common Shares/Stock on a daily basis. The Fund’s Common Shares/Stock are listed on the New
York Stock Exchange under the symbol MFT for BlackRock MuniYield
Florida Insured Fund, MIY for BlackRock MuniYield Michigan Insured
Fund, Inc., MJI for BlackRock MuniYield New Jersey Insured Fund, Inc.
and MPA for BlackRock MuniYield Pennsylvania Insured Fund.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Fund’s Board of Trustees or Directors
(the “Boards”). In determining the value of a particular investment, pric-
ing services may use certain information with respect to transactions in such investments, quotations from bond dealers, pricing matrixes, market transactions in comparable investments and various relationships between investments. Short-term securities are valued at amortized cost.
Swap agreements are valued by quoted fair values received daily by the
Fund’s pricing service.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Boards as reflecting fair value (“Fair Value
Assets”). When determining the price for Fair Value Assets, the invest-
ment advisor and/or sub-advisor seeks to determine the price that the
Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is sub-
sequently reported to the Boards or a committee thereof.

Derivative Financial Instruments: The Funds may engage in various portfolio investment strategies to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and move-

ments in the securities markets. Losses may arise if the value of the con-
tract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

•Forward interest rate swaps — The Funds may enter into forward interest rate swaps. In a forward interest rate swap, the Fund and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. When the agreement is closed, the
Fund records a realized gain or loss in an amount equal to the value of the agreement.

Forward Commitments and When-Issued Delayed Delivery Securities:
Each Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. Each Fund may purchase securi-
ties under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued basis, the Fund will hold liquid assets worth at least the equivalent of the amount due.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Funds
leverage their assets through the use of tender option bond trusts
(“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal securities. Other funds managed by the investment advisor may also contribute municipal securities to a TOB into which the Funds have contributed securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB
Residuals”), which are generally issued to the participating funds that made the transfer or to affiliates of the Fund. The TOB Residuals held by a Fund include the right of the Fund (1) to cause the holders of a pro-
portional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal securities from the TOB to the Fund. The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Fund, which typically invests the cash in additional municipal securities. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented in the Fund’s Schedule of Investments and the proceeds from the trans-
action are reported as a liability of the Fund.

30 SEMI-ANNUAL REPORT

APRIL 30, 2008

Notes to Financial Statements (continued)

Interest income from the underlying securities is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Funds. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in liability for trust certificates.

As of April 30, 2008, the aggregate value of the underlying municipal securities transferred to TOBs, the related liability for trust certificates and the range of interest rates on trust certificates during the period were as follows:

	Underlying
	Municipal
	Securities	Liability for	Range of
	Transferred	Trust	Interest
	to TOBs	Certificates	Rates

BlackRock MuniYield
Florida Insured			2.61% –
Fund	$25,529,964	$12,231,263	2.907%

Blackrock MuniYield
Michigan Insured			2.166% –
Fund, Inc	$51,874,518	$24,492,500	2.842%

BlackRock MuniYield
New Jersey Insured
Fund, Inc	$ 4,377,394	$ 2,190,000	2.415%

BlackRock MuniYield
Pennsylvania			2.835% –
Insured Fund	$23,523,450	$11,250,000	2.897%

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate envi-
ronment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Funds’ net investment in TOBs likely will adversely affect the Funds’ investment income and dividends to common share/
stock shareholders. Fluctuations in the market value of municipal securi-
ties deposited into the TOB may adversely affect the Funds’ net asset values per share.

Segregation: In cases in which the 1940 Act and the interpretive posi-
tions of the Securities and Exchange Commission (“SEC”) require that each Fund segregate assets in connection with certain investments
(e.g., when-issued securities or swaps), each Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experi-
ence greater volatility in market value than similar maturity debt obliga-
tions which provide for regular interest payments.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are deter-
mined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method.
The Funds amortize all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Dividends and distributions to holders of Preferred Stock Holders are accrued and determined as described in Note 4.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment com-
panies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective April 30, 2008, the Funds implemented Financial Accounting
Standards Board (“FASB”) Interpretation No. 48, “Accounting for
Uncertainty in Income Taxes — an interpretation of FASB Statement
No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition thresh-
old a tax position must meet in connection with accounting for uncer-
tainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evalu-
ated the application of FIN 48 to the Funds, and has determined that the adoption of FIN 48 does not have a material impact on the Funds’
financial statements. The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination.
The statute of limitations on the Funds’ U.S. federal tax returns remain open for the years ended October 31, 2004 through October 31, 2006.
The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement
of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after

SEMI-ANNUAL REPORT

APRIL 30, 2008

31

Notes to Financial Statements (continued)

November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact on the Funds’ financial statement disclo-
sures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting
Standards No. 159, “The Fair Value Option for Financial Assets and
Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November
15, 2007, provided the entity also elects to apply the provisions of FAS
157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presen-
tation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Funds’ financial state-
ment disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161,
“Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Funds’ financial state-
ment disclosures, if any, is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent
Investment Plan: Under the deferred compensation plan approved by the Funds’ Boards, non-interested Trustees or Directors (“Independent
Trustees or Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of the other certain BlackRock Closed-End Funds selected by the Independent
Trustees or Directors. This has approximately the same economic effect for the Independent Trustees or Directors as if the Independent Trustees
or Directors had invested the deferred amounts directly in the other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations there-
under represent general unsecured claims against the general assets of each Fund. Each Fund may, however, elect to invest in common stock of the other certain BlackRock Closed-End Funds selected by the Independent Trustees or Directors in order to match its deferred compensation obligations. Investments to cover the Funds’ deferred compensation liability, if any, are included in other assets on the
Statements of Assets and Liabilities.

Other: Expenses directly related to one of the Funds is charged to that
Fund. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appro-
priate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Funds have entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned sub-
sidiary of BlackRock, Inc., to provide investment advisory and adminis-
tration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC
Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Funds. For such services, each Fund pays a monthly fee at an annual rate of 0.50% of each Fund’s average daily net assets, including proceeds from the issuance of Preferred Shares/Stock and TOBs.

The Advisor has agreed to waive its advisory fees by the amount of investment advisory fees each Fund pays to the Advisor indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by advisor on the Statements of Operations.
For the six months ended April 30, 2008, the amounts were as follows:

Waiver for the
Six Months Ended
April 30, 2008

BlackRock MuniYield Florida Insured Fund	$ 9,850
BlackRock MuniYield Michigan Insured Fund, Inc	$29,029
BlackRock MuniYield New Jersey Insured Fund, Inc	$ 1,005
BlackRock MuniYield Pennsylvania Insured Fund	$10,031

The Advisor has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC (“BIM”), an affiliate of the
Advisor, with respect to each Fund, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by each Fund to the Advisor.

For the six months ended April 30, 2008, each of the Funds reimbursed the Advisor for certain accounting services expenses which are included in accounting services in the Statements of Operations. The reimburse-
ments were as follows:

Reimbursement

BlackRock MuniYield Florida Insured Fund	$1,651
BlackRock MuniYield Michigan Insured Fund, Inc	$3,639
BlackRock MuniYield New Jersey Insured Fund, Inc	$1,802
BlackRock MuniYield Pennsylvania Insured Fund	$2,437

Certain officers and/or trustees or directors of each Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

32 SEMI-ANNUAL REPORT

APRIL 30, 2008

Notes to Financial Statements (continued) 3. Investments: Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2008, were as follows:

	Total	Total
	Purchases	Sales

BlackRock MuniYield Florida
Insured Fund	$22,316,760	$32,258,695
BlackRock MuniYield Michigan
Insured Fund, Inc	$76,029,329	$78,523,396
BlackRock MuniYield New Jersey
Insured Fund, Inc	$19,122,652	$18,252,274
BlackRock MuniYield Pennsylvania
Insured Fund, Inc	$49,555,739	$75,271,107

4. Capital Share/Stock Transactions:

BlackRock MuniYield Florida Insured Fund and BlackRock MuniYield
Pennsylvania Insured Fund are authorized to issue an unlimited number of Common Shares of beneficial interest, par value $0.10 per share together with 1,000,000 Preferred Shares of beneficial interest, par value of $0.05 per share. Each Fund's Board is authorized, however, to classify and reclassify any unissued shares of capital stock without approval of the holders of Common Shares.

BlackRock MuniYield Michigan Insured Fund, Inc. and BlackRock
MuniYield New Jersey Insured Fund, Inc. are authorized to issue
200,000,000 shares of stock, including Preferred Stock, par value
$0.10 per share or $0.05 per share, all of which were initially classified as Common Stock. Each Fund's Board is authorized, however, to classify and reclassify any unissued shares of capital stock without approval of holders of Common Stock.

Common Shares/Stock

Shares issued and outstanding for each of the Funds during the six months ended April 30, 2008 and the year ended October 31, 2007 remained constant.

Preferred Shares/Stock

Preferred Shares/Stock of the Funds have a liquidation preference of $25,000 per share plus accrued and unpaid dividends, that entitles their holders to receive cash dividends at varying annualized rates for each dividend period. BlackRock MuniYield Florida Insured Fund and
BlackRock MuniYield Pennsylvania Insured Fund has a par value of
$0.05 per share. BlackRock MuniYield Michigan Insured Fund, Inc. has a par value of $0.05 per share on Series A Shares, Series B Shares and
Series C Shares, and $0.10 per share on Series D Shares. BlackRock
MuniYield New Jersey Insured Fund, Inc. has a par value of $0.05 per share for Series A Shares and $0.10 per share for Series B Shares. The yields in effect at April 30, 2008 were as follows:

BlackRock
	BlackRock	MuniYield
	MuniYield Florida	Michigan Insured
	Insured Fund	Fund, Inc.

Series A	3.594%[1]	3.797%[1]
Series B	4.271%[2]	3.594%[1]
Series C	—	3.488%[1]
Series D	—	4.368%[2]

	BlackRock	BlackRock
	MuniYield	MuniYield
	New Jersey Insured	Pennsylvania
	Fund, Inc.	Insured Fund

Series A	3.594%[1]	3.594%[1]
Series B	4.368%[2]	3.777%[1]
Series C	—	4.368%[2]

[1] The maximum applicable rate on this series of Preferred Shares/Stock is the higher of 110% of the AA commercial paper rate or 110% of 90% of the Kenny
S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate.

[2] The maximum applicable rate on this series of Preferred Shares/Stock is the higher of 110% of the Telerate/BBA LIBOR or 110% of 90% of the Kenny S&P
30-day High Grade Index rate divided by 1.00 minus the marginal tax rate.

Shares of Preferred Stock/Shares issued and outstanding for each of the Funds during the six months ended April 30, 2008 and the year ended October 31, 2007 remained constant.

Each Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate of 0.25%, calculated on the aggregate principal amount. For the six months ended April 30, 2008, Merrill Lynch, Pierce,
Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, earned commissions as follows:

Commissions

BlackRock MuniYield Florida Insured Fund	$ 60,031
BlackRock MuniYield Michigan Insured Fund, Inc	$101,710
BlackRock MuniYield New Jersey Insured Fund, Inc	$ 55,559
BlackRock MuniYield Pennsylvania Insured Fund	$ 76,827

Dividends on seven-day Preferred Shares/Stock are cumulative at a rate which is reset every seven days based on the results of an auction.
If the Preferred Shares/Stock fails to clear the auction on an auction date, each Fund is required to pay the maximum applicable rate on the
Preferred Shares/Stock to holders of such shares for each successive dividend period until such time as the stock is successfully auctioned.
The maximum applicable rate on the Preferred Shares/Stock is footnoted
as applicable on the above chart. During the six months ended April 30,
2008, the Preferred Shares/Stock of each Fund was successfully auc-
tioned at each auction date until February 13, 2008. The low, high and average dividend rates on the Preferred Shares/Stock for each Fund for the six months ended April 30, 2008 were as follows:

SEMI-ANNUAL REPORT

APRIL 30, 2008

33

Notes to Financial Statements (continued)

BlackRock MuniYield Florida Insured Fund

	Low	High	Average

Series A	2.756%	4.750%	3.720%
Series B	3.200%	5.060%	4.003%

BlackRock MuniYield Michigan Insured Fund, Inc.

	Low	High	Average

Series A	2.833%	4.600%	3.684%
Series B	2.778%	4.508%	3.583%
Series C	3.000%	4.500%	3.653%
Series D	3.000%	5.198%	3.956%

BlackRock MuniYield New Jersey Insured Fund, Inc.

	Low	High	Average

Series A	2.778%	4.508%	3.499%
Series B	2.700%	5.198%	3.831%

BlackRock MuniYield Pennsylvania Insured Fund

	Low	High	Average

Series A	2.756%	4.508%	3.586%
Series B	2.681%	4.400%	3.606%
Series C	2.900%	5.198%	3.988%

Since February 13, 2008, the Preferred Stock/Shares of each Fund failed to clear any auctions. As a result, the Preferred Stock/Shares divi-
dend rates were reset to the maximum applicable rate, which ranged from 2.756% to 5.198% . A failed auction is not an event of default for the Fund but it is a liquidity event for the holders of the Preferred
Shares/Stock. A failed auction occurs when there are more sellers of a fund’s auction rate preferred stock than buyers. It is impossible to predict how long this imbalance will last. An auction for each Fund’s
Preferred Shares/Stock may not occur for some time, if ever, and even if liquidity does resume, holders of Preferred Shares/Stock may not have the ability to sell the Preferred Shares/Stock at its liquidation preference.

The Funds may not declare dividends or make other distributions on
Common Shares/Stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares/Stock would be less than 200%.

The Preferred Shares/Stock is redeemable at the option of each Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated unpaid dividends whether or not declared. The
Preferred Shares/Stock is also subject to mandatory redemption at
$25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund, as set forth in each Fund’s
Certificates of Designation/Articles Supplementary, are not satisfied.

The holders of Preferred Shares/Stock have voting rights equal to the holders of Common Shares/Stock (one vote per share) and will vote together with holders of Common Shares/Stock (one vote per share) as a single class. However, holders of Preferred Shares/Stock, voting as a separate class, are also entitled to elect two Trustees or Directors for each Fund. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares/Stock, voting separately as a class would be required to (a) adopt any plan of reor-
ganization that would adversely affect the Preferred Shares/Stock, (b)
change each Fund’s subclassification as a closed-end investment com-
pany or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

5. Capital Loss Carryforward:

BlackRock MuniYield Florida Insured Fund

As of October 31, 2007, the Fund had a capital loss carryforward of
$2,587,527, of which $505,802 expires in 2008 and $2,081,725 expires in 2012. This amount will be available to offset future realized capital gains.

BlackRock MuniYield Michigan Insured Fund, Inc.

As of October 31, 2007, the Fund had a capital loss carryforward of $11,763,462, of which $6,685,590 expires in 2008, $1,124,652 expires in 2010 and $3,953,220 expires in 2012. This amount will be available to offset future realized capital gains.

BlackRock MuniYield Pennsylvania Insured Fund

As of October 31, 2007, the Fund had a capital loss carryforward of
$1,135,911, all of which expires in 2008. This amount will be available to offset future realized capital gains.

6. Concentration Risk:

Each Fund’s investments are concetrated in certain states, which may be affected by adverse financial, social, environmental, economic, regulatory and political factors.

Many municipalities insure repayment of their bonds, which reduces the risk of loss due to issuer default. The market value of these bonds may fluctuate for other reasons and there is no assurance that the insurer will meet its obligation.

34 SEMI-ANNUAL REPORT

APRIL 30, 2008

Notes to Financial Statements (concluded)

7. Subsequent Events:

BlackRock MuniYield Florida Insured Fund

The Fund paid a tax-exempt income dividend to holders of its Common
Shares in the amount of $0.053500 per share on June 2, 2008 to shareholders of record on May 15, 2008.

BlackRock MuniYield Michigan Insured Fund, Inc.

The Fund paid a tax-exempt income dividend to holders of its Common
Stock in the amount of $0.05900 per share on June 2, 2008 to shareholders of record on May 15, 2008.

BlackRock MuniYield New Jersey Insured Fund, Inc.

The Fund paid a tax-exempt income dividend to holders of its Common
Stock in the amount of $0.054000 per share on June 2, 2008
to shareholders of record on May 15, 2008.

BlackRock MuniYield Pennsylvania Insured Fund

The Fund paid a tax-exempt income dividend to holders of its Common
Shares in the amount of $0.056000 per share on June 2, 2008 to shareholders of record on May 15, 2008.

The dividends declared on Preferred Shares/Stock for the period
May 1, 2008 to May 31, 2008 were as follows:

		BlackRock
	BlackRock	MuniYield
	MuniYield Florida	Michigan Insured
	Insured Fund	Fund, Inc.

Series A	$173,703	$140,341
Series B	$41,982	$143,710
Series C	—	$111,340
Series D	—	$ 89,911

	BlackRock	BlackRock
	MuniYield	MuniYield
	New Jersey Insured	Pennsylvania
	Fund, Inc.	Insured Fund

Series A	$165,558	$ 98,944
Series B	$ 65,933	$111,725
Series C	—	$ 52,746

On June 2, 2008, the Funds announced the following redemptions of Preferred Shares/Stock at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

		Shares
BlackRock MuniYield	Redemption	to be	Aggregate
Florida Insured Fund:	Date	Redeemed	Price

Series A	6/24/2008	325	$8,125,000
Series B	6/26/2008	65	$1,625,000

		Shares
BlackRock MuniYield	Redemption	to be	Aggregate
Michigan Insured Fund, Inc.:	Date	Redeemed	Price

Series A	6/25/2008	247	$6,175,000
Series B	6/23/2008	247	$6,175,000
Series C	6/26/2008	197	$4,925,000
Series D	6/24/2008	123	$3,075,000

		Shares
BlackRock MuniYield	Redemption	to be	Aggregate
New Jersey Insured Fund, Inc.:	Date	Redeemed	Price

Series A	6/23/2008	238	$5,950,000
Series B	6/27/2008	74	$1,850,000

		Shares
BlackRock MuniYield	Redemption	to be	Aggregate
Pennsylvania Insured Fund:	Date	Redeemed	Price

Series A	6/24/2008	386	$ 9,650,000
Series B	6/25/2008	463	$11,575,000
Series C	6/27/2008	135	$ 3,375,000

The Funds will finance the Preferred Shares/Stock redemptions with cash received from TOB transactions.

SEMI-ANNUAL REPORT

APRIL 30, 2008

35

Officers and Trustees or Directors

G. Nicholas Beckwith, III, Trustee or Director
Richard E. Cavanagh, Trustee or Director
Richard S. Davis, Fund President (MFT & MPA), Trustee or Director
Kent Dixon, Trustee or Director
Frank J. Fabozzi, Trustee or Director
Kathleen F. Feldstein, Trustee or Director
James T. Flynn, Trustee or Director
Henry Gabbay, Trustee or Director
Jerrold B. Harris, Trustee or Director
R. Glenn Hubbard, Trustee or Director
W. Carl Kester, Trustee or Director
Karen . Robards, Trustee or Director
Robert S. Salomon, Jr., Trustee or Director
Donald C. Burke, Fund President (MIY & MJI) and
Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer of the Funds
Howard Surloff, Secretary

BlackRock MuniYield Florida Insured Fund
BlackRock MuniYield Michigan Insured Fund, Inc.
BlackRock MuniYield New Jersey Insured Fund, Inc.:

Transfer Agents
Common Shares/Stock and
Preferred Shares/Stock:
BNY Mellon Shareowner Services
Jersey City, NJ 07310

Custodian
The Bank of New York Mellon
New York, NY 10286

BlackRock MuniYield Pennsylvania Insured Fund:

Custodian
State Street Bank and Trust Company
Boston, MA 02101

Transfer Agents Common Shares: Computershare Trust Company, N.A. Providence, RI 02940

Preferred Shares: BNY Mellon Shareowner Services Jersey City, NJ 07310

For All Funds:

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

We are pleased to announce that, effective March 1, 2008, Fred
Stuebe assumed responsibility for the day-to-day management
of BlackRock MuniYield New Jersey Insured Fund, Inc.’s portfolio.
Mr. Stuebe is a Director of BlackRock, Inc. He joined the firm following the merger with Merrill Lynch Investment Managers
(MLIM) in 2006. Previously, he was a Director and Portfolio
Manager in the Municipal Tax-Exempt Fund Management group
of MLIM from 1989 to 2006. Prior to joining MLIM, Mr. Stuebe was a Portfolio Manager in the Municipal Tax-Exempt Investments
group of Old Republic Insurance Company in Chicago from 1984 to 1989.

36 SEMI-ANNUAL REPORT APRIL 30, 2008

Additional Information

Dividend Policy

The Funds’ dividend policy is to distribute all or a portion of their net invest-
ment income to their shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month.
The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which com-
prises part of the financial information included in this report.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (“SEC”) for the first and third quar-
ters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Funds’
websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Funds’
electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors,
Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and elmi-
nate duplicate mailings of shareholder documents. Mailings of you share-
holder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be com-
bined with those for other members of your household, please contact the Funds at (800) 441-7762.

Quarterly performance, semi-anual and annual reports and other infor-
mation regarding the Funds may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website into this report.

Deposit Securities

Effective May 30, 2008, following approval by the Funds’ Board and the applicable ratings agencies, the definition of “Deposited Securities”
in the Funds’ Certificates of Designation/Articles Supplementary was
amended in order to facilitate the redemption of the Funds’ Preferred
Stock. The following phrase was added to the definition of “Deposit
Securities” found in Funds’ Certificates of Designation/Articles
Supplementary:

; provided, however, that solely in connection with any redemption of
AMPS, the term Deposit Securities shall include (i) any committed financing pursuant to a credit agreement, reverse repurchase agree-
ment facility or similar credit arrangement, in each case which makes available to the Corporation, no later than the day preceding the applicable redemption date, cash in an amount not less than the aggregate amount due to Holders by reason of the redemption of their shares of AMPS on such redemption date; and (ii) cash
amounts due and payable to the Corporation out of a sale of its securities if such cash amount is not less than the aggregate amount due to Holders by reason of the redemption of their shares of AMPS on such redemption date and such sale will be settled not later than the day preceding the applicable redemption date.

SEMI-ANNUAL REPORT

APRIL 30, 2008

37

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

38 SEMI-ANNUAL REPORT

APRIL 30, 2008

This report is transmitted to shareholders only. It is not a prospec-
tus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares or Stock. Leverage creates risks for
Common Shareholders or Common Stock shareholders, including
the likelihood of greater volatility of net asset value and market price of the Common Shares or Stock, and the risk that fluctuations in the short-term dividend rates of the Preferred Shares or Stock, currently set at the maximum reset rate as a result of failed auc-
tions, may affect the yield to Common Shareholders or Common
Stock shareholders. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free
(800) 441-7762; (2) at www.blackrock.com; and (3) on the Secu-
rities and Exchange Commission’s website at http://www.sec.gov.
Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge
(1) at www.blackrock.com or by calling (800) 441-7762 and
(2) on the Securities and Exchange Commission’s website at
http://www.sec.gov.

BlackRock MuniYield Florida Insured Fund

BlackRock MuniYield Michigan Insured Fund, Inc.

BlackRock MuniYield New Jersey Insured Fund, Inc.

BlackRock MuniYield Pennsylvania Insured Fund

100 Bellevue Parkway

Wilmington, DE 19809

#MYFLMINJPA-4/08

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to
this semi-annual report

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Florida Insured Fund

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniYield Florida Insured Fund

Date: June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Florida Insured Fund

Date: June 23, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Florida Insured Fund

Date: June 23, 2008